                                                       Registration No. 33-44789

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO 11


     FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                              -------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                              (EXACT NAME OF TRUST)


                              -------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statement.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 27, 1999 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after September 27, 1999


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                                    1 of 122

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                    CAPTION IN PROSPECTUS

 1.........................................Nationwide Life Insurance Company
                                           The Variable Account
 2.........................................Nationwide Life Insurance Company
 3.........................................Custodian of Assets
 4.........................................Distribution of The Policies
 5.........................................The Variable Account
 6.........................................Not Applicable
 7.........................................Not Applicable
 8.........................................Not Applicable
 9.........................................Legal Proceedings
10.........................................Information About The Policies; How
                                           The Cash Value Varies; Right to
                                           Exchange for a Fixed Benefit Policy;
                                           Reinstatement; Other Policy
                                           Provisions
11.........................................Investments of The Variable Account
12.........................................The Variable Account
13.........................................Policy Charges
                                           Reinstatement
14.........................................Underwriting and Issuance - Premium
                                           Payments
                                           Minimum Requirements for Issuance
                                           of a Policy
15.........................................Investments of the Variable Account;
                                           Premium Payments
16.........................................Underwriting and Issuance -
                                           Allocation of Cash Value
17.........................................Surrendering The Policy for Cash
18.........................................Reinvestment
19.........................................Not Applicable
20.........................................Not Applicable
21.........................................Policy Loans
22.........................................Not Applicable
23.........................................Not Applicable
24.........................................Not Applicable
25.........................................Nationwide Life Insurance Company
26.........................................Not Applicable
27.........................................Nationwide Life Insurance Company
28.........................................Company Management
29.........................................Company Management
30.........................................Not Applicable
31.........................................Not Applicable
32.........................................Not Applicable
33.........................................Not Applicable
34.........................................Not Applicable
35.........................................Nationwide Life Insurance Company
36.........................................Not Applicable
37.........................................Not Applicable
38.........................................Distribution of The Policies
39.........................................Distribution of The Policies
40.........................................Not Applicable
41(a)......................................Distribution of The Policies
42.........................................Not Applicable

                                    2 of 122

N-8B-2 ITEM                                    CAPTION IN PROSPECTUS

43.........................................Not Applicable
44.........................................How The Cash Value Varies
45.........................................Not Applicable
46.........................................How The Cash Value Varies
47.........................................Not Applicable
48.........................................Custodian of Assets
49.........................................Not Applicable
50.........................................Not Applicable
51.........................................Summary of The Policies; Information
                                           About The Policies
52.........................................Substitution of Securities
53.........................................Taxation of The Company
54.........................................Not Applicable
55.........................................Not Applicable
56.........................................Not Applicable
57.........................................Not Applicable
58.........................................Not Applicable
59.........................................Financial Statements

                                    3 of 122

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF THE SHARES OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ADVANTAGE ("VP ADVANTAGE") CURRENTLY HELD IN SUB-ACCOUNTS BY CONTRACT OWNERS WITH SHARES OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED ("VP BALANCED"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING INVESTMENT OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH VP ADVANTAGE WILL BE ELIMINATED AS AN INVESTMENT OPTION AND VP BALANCED WILL BE SUBSTITUTED FOR VP ADVANTAGE.

2. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

3. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

    American Century Variable Portfolios, Inc. - American Century VP Capital
                                  Appreciation
     Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc.
       Strong Variable Insurance Funds, Inc. - International Stock Fund II
              Warburg Pincus Trust - International Equity Portfolio
              Warburg Pincus Trust - Post-Venture Capital Portfolio
     CURRENT POLICIES ARE NOT AFFECTED BY THIS CHANGE.

4. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 51 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                   Account-3

                   The date of this prospectus is May 1, 1999
--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-     American Century VP Advantage
-     American Century VP Balanced
-     American Century VP Capital Appreciation
-     American Century VP Income & Growth
-     American Century VP International
-     American Century VP Value

DREYFUS
-     Dreyfus Stock Index Fund, Inc
-     The Dreyfus Socially Responsible Growth
      Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
-     Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-     VIP Equity-Income Portfolio
-     VIP Growth Portfolio
-     VIP High Income Portfolio*
-     VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-     VIP II Asset Manager Portfolio
-     VIP II Contrafund Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST:
-     Capital Appreciation Fund
-     Government Bond Fund
-     Money Market Fund
-     Total Return Fund
-     Nationwide Small Cap Value Fund (subadvisers: The Dreyfus Corporation)
- Nationwide Small Company Fund (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
-     AMT Balanced Portfolio
-     AMT Limited Maturity Bond Portfolio
-     AMT Growth Portfolio
-     AMT Guardian Portfolio
-     AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-     Oppenheimer Bond Fund/VA
-     Oppenheimer Global Securities Fund/VA
-     Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)

STRONG VARIABLE INSURANCE FUNDS, INC.
-     Strong Discovery Fund II, Inc.
-     International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
-     Worldwide Bond Fund
-     Worldwide Emerging Markets Fund
-     Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
-     Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
-     International Equity Portfolio
-     Post-Venture Capital Portfolio*
-     Small Company Growth Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

In Texas the policies are titled, "Flexible Premium Variable Life Insurance Policies."

To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
             TDD  1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                  www.sec.gov

THIS POLICY IS NOT:

-     A BANK DEPOSIT;
-     ENDORSED BY A BANK OR GOVERNMENT AGENCY;
-     FEDERALLY INSURED; OR
-     AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are modified single premium variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies issued in New York under a group contract, references through out this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owner(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account -3 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

It may be disadvantageous for policy owners to:

- replace existing insurance policies with the policy described in this prospectus;

- purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

- take policy loans or withdrawals from the policy prior to attaining age 59 1/2 (see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account -3, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF POLICY EXPENSES........................6

UNDERLYING MUTUAL FUND ANNUAL
   EXPENSES.......................................7

SYNOPSIS OF THE POLICIES..........................9

NATIONWIDE LIFE INSURANCE COMPANY.................9

NATIONWIDE ADVISORY SERVICES, INC................10

INVESTING IN THE POLICY..........................10
     The Variable Account and Underlying
         Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................12
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES...................................13
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Increases in Specified Amount
     Decreases in Specified Amount
     Reductions to Surrender Charges
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH.................15
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Preferred Partial Surrenders
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE..........................16
     Error in Age or Sex

POLICY PROVISIONS................................16
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................18
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................20

POLICY LOANS.....................................21
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................22

POLICY OWNER SERVICES............................22
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................22
     Calculations of the Death Benefit
     Changes in the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................24

GRACE PERIOD.....................................24
     Reinstatement

TAX MATTERS......................................25
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................29

YEAR 2000 COMPLIANCE ISSUES......................29

STATE REGULATION.................................30

REPORTS TO POLICY OWNERS.........................30

ADVERTISING......................................30

LEGAL PROCEEDINGS................................31

EXPERTS..........................................32

REGISTRATION STATEMENTS..........................32

LEGAL OPINIONS...................................32

DISTRIBUTION OF THE POLICIES.....................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................35

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.......................................43

APPENDIX B: ILLUSTRATIONS OF WHEN
     ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED...52

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND
     DEATH BENEFITS..............................53

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to cash value.

Nationwide deducts the following charges from the cash value of the policy:

      - Monthly Cost of Insurance
      - Annual Administrative Charge(1)
      - Surrender Charge(2).

(1)The amount of the Annual Administrative Charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:

      - $135 ($120 in New York) for premiums less than $25,000; and
      - $75 for net premiums of $25,000+.

(2)Surrender charges will not exceed 8.5% of the total premiums paid (see "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

      - Mortality and Expense Risk Charge(3)
      - Administrative Expense Charge(4)
      - Premium Expense Charge(5).


Annually, these charges are equal to:

-------------------------------------
               POLICY      POLICY
               YEARS        YEARS
-------------------------------------
                 1-10        11+
-------------------------------------

-------------------------------------
   CURRENT      1.30%       1.00%
-------------------------------------
 GUARANTEED
   MAXIMUM      1.60%       1.30%
-------------- --------- ------------

(3)The Mortality and Expense Risk Charge is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

(4)The Administrative Expense Charge is equal to an annual effective rate of 0.25%. It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").

(5)The Premium Expense Charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% (see "Premium Expense Charge").

For more information about any policy charge, see "Policy Charges" in this prospectus.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
 (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                        -----------------------------------------------------------
                                                        MANAGEMENT FEES     OTHER     12b -1 FEES   TOTAL MUTUAL
                                                                           EXPENSES                FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American
Century VP Advantage
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American          0.97%          0.00%        0.00%         0.97%
Century VP Balanced
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American          1.00%          0.00%        0.00%         1.00%
Century VP Capital Appreciation
-------------------------------------------------------------------------------------------------------------------
American Century Variable Products, Inc.-American            0.70%          0.00%        0.00%         0.70%
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American          1.47%          0.00%        0.00%         1.47%
Century VP International
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American          1.00%          0.00%        0.00%         1.00%
Century VP Value
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                 0.75%          0.05%        0.00%         0.80%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                               0.25%          0.01%        0.00%         0.26%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income            0.75%          0.03%        0.00%         0.78%
Portfolio.
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         0.49%          0.08%        0.00%         0.57%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                0.59%          0.07%        0.00%         0.66%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           0.58%          0.12%        0.00%         0.70%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                              0.74%          0.15%        0.00%         0.89%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                      0.54%          0.09%        0.00%         0.63%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                         0.59%          0.07%        0.00%         0.66%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Balanced Portfolio                      0.85%          0.18%        0.00%         1.03%
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Growth Portfolio                        0.83%          0.09%        0.00%         0.92%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Guardian Portfolio                      0.85%          0.15%        0.00%         1.00%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Limited Maturity Bond Portfolio         0.65%          0.11%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Partners Portfolio                      0.78%          0.06%        0.00%         0.84%
-----------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                               0.60%          0.07%        0.00%         0.67%
-----------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                    0.50%          0.07%        0.00%         0.57%
-----------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                       0.40%          0.06%        0.00%         0.46%
-----------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap Value Fund                         0.90%          0.15%        0.00%         1.05%
-----------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Company Fund                           1.00%          0.07%        0.00%         1.07%
-----------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                       0.59%          0.06%        0.00%         0.65%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Bond Fund/VA                                 0.72%          0.02%        0.00%         0.74%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Global Securities Fund/VA                    0.68%          0.06%        0.00%         0.74%
-----------------------------------------------------------------------------------------------------------------


               UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                       MANAGEMENT FEES    OTHER     12b -1 FEES   TOTAL MUTUAL
                                                                         EXPENSES                 FUND EXPENSES
-----------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Multiple Strategies Fund/VA                 0.72%         0.04%        0.00%         0.76%
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                            1.00%         0.16%        0.00%         1.16%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Discovery           1.00%         0.18%        0.00%         1.18%
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International       1.00%         0.62%        0.00%         1.62%
Stock Fund II
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Bond Fund       1.00%         0.15%        0.00%         0.15%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Emerging        1.00%         0.50%        0.00%         1.50%
Markets Fund
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Hard            1.00%         0.16%        0.00%         1.16%
Assets Fund
-----------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley           1.20%         0.00%        0.00%         1.20%
Real Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio         1.00%         0.33%        0.00%         1.33%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital Portfolio         1.08%         0.32%        0.00%         1.40%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio         0.90%         0.24%        0.00%         1.14%
-----------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-----------------------------------------------------------------------------------------------------------------
                                                      Management    Other Expenses  12b-1       Total Mutual Fund
                                                         Fees                         Fees          Expenses
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                     0.49%          0.09%        0.00%            0.58%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            0.59%          0.09%        0.00%            0.68%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                          0.74%          0.17%        0.00%            0.91%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                  0.54%          0.10%        0.00%            0.64%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                     0.59%          0.11%        0.00%            0.70%
-----------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund                   0.90%          0.43%        0.00%            1.33%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.20%        0.00%            1.20%
Assets Fund
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.61%        0.00%            1.61%
Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of at least $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS


A rider may be added to the policy. Availability varies by state (see "Riders").

Riders currently include:

-    Maturity Extension Endorsement;
-    Spouse Rider;
-    Child Rider;
-    Waiver of Monthly Deductions Rider;
-    Accidental Death Benefit Rider;
-    Base Insured Term Rider;
-    Accelerated Death Benefit Rider;
-    Change of Insured Rider; and
-    Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account- 3 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1. shares of a current underlying mutual fund option are no longer available for investment; or

2.   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

  -   the insured must be age 80 or younger;

  - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

  - minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

Premium Payments

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

  - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

  -   Additional premium payments must be $1,000 (except in Virginia).

  - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

  - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                -  Independence Day
-  Martin Luther King, Jr. Day   -  Labor Day
-  Presidents' Day               -  Thanksgiving
-  Good Friday                   -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The Cost of Insurance Charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Current cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):

----------------------------------------------------
                                     GUARANTEED
                     CURRENT           MAXIMUM
   TOTAL NET     ADMINISTRATIVE    ADMINISTRATIVE
   PREMIUMS          CHARGE            CHARGE
----------------------------------------------------
$10,000 but           $90*              $135*
less than
$25,000
----------------------------------------------------

----------------------------------------------------
$25,000                $50               $75
----------------------------------------------------

*For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a Surrender Charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the Mortality and Expense Risk Charge.

The initial premium payment and any subsequent premium payment resulting in an increased net amount at risk will incur surrender charges upon surrender. The charge is less than or equal to 8.5% of that premium payment, as set forth in the following chart:

-----------------------------------------------------
                         CHARGES ON SURRENDER AS A
  COMPLETED YEAR(S)      PERCENTAGE OF THE PAYMENT
  SINCE THE PAYMENT
-----------------------------------------------------
-----------------------------------------------------
          0                        8.5%
-----------------------------------------------------
          1                        8.5%
-----------------------------------------------------
          2                        8.0%
-----------------------------------------------------
          3                        8.0%
-----------------------------------------------------
          4                        7.5%
-----------------------------------------------------
          5                        7.0%
-----------------------------------------------------
          6                        6.0%
-----------------------------------------------------
          7                        5.0%
-----------------------------------------------------
          8                        4.0%
-----------------------------------------------------
          9                        0.0%
-----------------------------------------------------

Surrender charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.

The Surrender Charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender charges may be eliminated for policies are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of Nationwide Advisory Services, Inc. (NAS) the general distributor, or an employee of an affiliate of Nationwide or NAS; or, a duly appointed representative of Nationwide who receives no commission as a result of the purchase. Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account.

   -  Mortality and Expense Risk Charge
   -  Administrative Expense Charge
   -  Premium Expense Charge.

Annually, these charges are equal to:

------------------------------------------
                     POLICY     POLICY
                      YEARS      YEARS
------------------------------------------
                      1-10        11+
------------------------------------------
------------------------------------------
     CURRENT         1.30%       1.00%
------------------------------------------
GUARANTEED MAXIMUM
                     1.60%       1.30%
------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risk for guaranteeing the mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the Morality and Expense Risk Charge from the variable account on a daily basis. This charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. This charge is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a daily Administrative Expense charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain actual expenses related to issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

PREMIUM EXPENSE CHARGE

Nationwide pays any state premium taxes attributable to a particular policy when incurred by Nationwide. Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states, although tax rates generally can range from 0% to 4%.

During the first ten policy years Nationwide deducts a daily charge equivalent to an annual effective rate of 0.30% of the assets of the variable account, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

   1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

   2) after a partial surrender, the cash surrender value is greater than $10,000; and

   3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

   (1)  the value each year of the life insurance protection provided;

   (2)  an amount equal to any employer-paid premiums; or

   (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

   1.   the request must be applied for in writing;

   2.   satisfactory evidence of insurability must be provided;

   3.   the increase must be for a minimum of $10,000;

   4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

   5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

RIDERS

A rider may be added as an addition to the policy. Rider availability varies by state.

MATURITY EXTENSION ENDORSEMENT: This rider provides the ability to extend the maturity date of the policy until the date of the insured's death. Upon election of this rider, several restrictions impact the policy owner's ability to make certain policy changes, Nationwide automatically will make several policy changes to reduce its risk, and no further premium payments will be accepted.

SPOUSE RIDER: This rider provides a level amount of term insurance on the spouse of the primary insured. This rider may be added after issue of the base policy. The Spouse Rider minimum face amount is $25,000 and the maximum face amount is $500,000.

CHILD RIDER: This rider provides term insurance on each insured child and may be added after issue of the base policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.

WAIVER OF MONTHLY DEDUCTIONS RIDER: This rider is available to insureds age 15-59 and provides for the waiver of total policy monthly deductions by Nationwide upon delivery of sufficient documentation of the primary insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

ACCIDENTAL DEATH BENEFIT RIDER: This rider provides a death benefit payable in addition to the face amount of the base policy. The Accidental Death Benefit Rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to insureds age 5-65.

BASE INSURED TERM RIDER: This rider provides term insurance on the base insured age 18-70. This rider is a non-commisionable supplement to the base policy and may be added after issue of the base policy. Level or automatically decreasing death benefits may be chosen by the policy owner.

ACCELERATED DEATH BENEFIT RIDER: This rider allows for up to 50% of the policy's net amount at risk to be paid to the policy owner if the insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

CHANGE OF INSURED RIDER: The named insured on the policy may be exchanged for a new insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new insured's age and risk class.

GUARANTEED MINIMUM DEATH BENEFIT RIDER: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base policy.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT-Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

 (a)   is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor allows for the monthly reinvestment of daily dividends for underlying mutual fund options that credit dividends on a daily basis.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium tax charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

- Transfers made to the fixed account may not be made in the first policy year.

- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account.

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and Nationwide will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

   - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

   - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

   -  10 days after receiving the policy;

   -  45 days after signing the application; or

   -  10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Maximum policy indebtedness in Texas is limited to 90% of the cash surrender value in the variable account sub-accounts and 100% of the cash surrender value in the fixed account, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; Neuberger Berman AMT - Limited Maturity Bond Portfolio; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The policy owner may choose one of two death benefit options.

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. The amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with investment performance.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same amount under Option 2.

The term "applicable percentage" means:
     1. 250% when the insured is attained age 40 or less at the beginning of a policy year; and
     2. when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."


                                   APPLICABLE PERCENTAGE OF CASH VALUE TABLE
          --------------------------------------------------------------------------------------------
           ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
              AGE         CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
          --------------------------------------------------------------------------------------------
             0-40            250%            60             130%            80            105%
          --------------------------------------------------------------------------------------------
              41             243%            61             128%            81            105%
          --------------------------------------------------------------------------------------------
              42             236%            62             126%            82            105%
          --------------------------------------------------------------------------------------------
              43             229%            63             124%            83            105%
          --------------------------------------------------------------------------------------------
              44             222%            64             122%            84            105%
          --------------------------------------------------------------------------------------------

          --------------------------------------------------------------------------------------------
              45             215%            65             120%            85            105%
          --------------------------------------------------------------------------------------------
              46             209%            66             119%            86            105%
          --------------------------------------------------------------------------------------------
              47             203%            67             118%            87            105%
          --------------------------------------------------------------------------------------------
              48             197%            68             117%            88            105%
          --------------------------------------------------------------------------------------------
              49             191%            69             116%            89            105%
          --------------------------------------------------------------------------------------------
              50             185%            70             115%            90            105%
          --------------------------------------------------------------------------------------------
              51             178%            71             113%            91            104%
          --------------------------------------------------------------------------------------------
              52             171%            72             111%            92            103%
          --------------------------------------------------------------------------------------------
              53             164%            73             109%            93            102%
          --------------------------------------------------------------------------------------------
              54             157%            74             107%            94            101%
          --------------------------------------------------------------------------------------------
          --------------------------------------------------------------------------------------------
              55             150%            75             105%            95            100%
          --------------------------------------------------------------------------------------------
              56             146%            76             105%
          --------------------------------------------------------------------------------------------
              57             142%            77             105%
          --------------------------------------------------------------------------------------------
              58             138%            78             105%
          --------------------------------------------------------------------------------------------
              59             134%            79             105%
          --------------------------------------------------------------------------------------------


CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a modified single premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

   1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

   2.  providing evidence of insurability satisfactory to Nationwide;

   3. paying sufficient premium to cover all policy charges that were due and upaid during the grace period;

   4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

   5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect

Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses have no affect on the assets of the variable account and are not charged through to the policy owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

  - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

  - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

  - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, LLP, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"). NAS was orgainized as an Ohio Corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-   Nationwide Multi-Flex Variable Account
-   Nationwide DCVA-II
-   Nationwide Variable Account-II
-   Nationwide VLI Separate Account-3
-   Nationwide VLI Separate Account-4
-   Nationwide VLI Separate Account-5
-   Nationwide Variable Account
-   Nationwide Variable Account-5
-   Nationwide Variable Account-6
-   Nationwide Variable Account-9
-   Nationwide Variable Account-10
-   Nationwide VA Separate Account-A
-   Nationwide VA Separate Account-B

-   Nationwide VA Separate Account-C
-   Nationwide VL Separate Account-A
-   Nationwide VL Separate Account-B
-   Nationwide VL Separate Account-C
-   Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

-   Nationwide Mutual Funds;
-   Nationwide Separate Account Trust; and
-   Nationwide Asset Allocation Trust.

Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.

NATIONWIDE ADVISORY SERVICES, INC. - DIRECTORS AND OFFICERS

NAME AND                                      POSITIONS AND OFFICES
BUSINESS ADDRESS                                 WITH UNDERWRITER

Joseph J. Gasper                              President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson
One Nationwide Plaza                               Chairman and
Columbus, OH  43215                    Chief Executive Officer and Director

Robert A. Oakley
One Nationwide Plaza                Executive Vice President - Chief Financial
Columbus, OH  43215                            Officer and Director

Paul J. Hondros
One Nationwide Plaza                                Director
Columbus, OH 43215

Susan A. Wolken
One Nationwide Plaza                                 Director
Columbus, OH 43215

Robert J. Woodward, Jr.
One Nationwide Plaza               Executive Vice President - Chief Investment
Columbus, OH 43215                             Officer and Director

Edwin P. Mc Causland, Jr.               Senior Vice President-Fixed Income
One Nationwide Plaza                                Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                       Vice President - Investments
Columbus, OH  43215

Dennis W. Click                            Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                              Vice President
Columbus, OH  43215

James F. Laird, Jr.                         Vice President and General
One Nationwide Plaza                                 Manager
Columbus, OH  43215

Joseph P. Rath                        Vice President - Office of Product and
One Nationwide Plaza                            Market Compliance
Columbus, OH 43215

Alan A. Todryk                              Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                 Treasurer
One Nationwide Plaza
Columbus, OH 43215

NAME AND                                     POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH UNDERWRITER

Elizabeth A. Davin
One Nationwide Plaza                           Assistant Secretary
Columbus, OH 43215

David E. Simaitis                              Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                              Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

-     Nationwide Variable Account,
-     Nationwide Variable Account-II,
-     Nationwide Variable Account-3,
-     Nationwide Variable Account-4,
-     Nationwide Variable Account-5,
-     Nationwide Variable Account-6,
-     Nationwide Fidelity Advisor Variable Account,
-     Nationwide Variable Account-9,
-     Nationwide Variable Account -10,
-     MFS Variable Account,
-     Nationwide Multi-Flex Variable Account,
-     Nationwide VLI Separate Account,
-     Nationwide VLI Separate Account-2,
-     Nationwide VLI Separate Account-3,
-     Nationwide VLI Separate Account-4,
-     Nationwide VLI Separate Account -5,
-     NACo Variable Account,
-     Nationwide DC Variable Account and the
-     Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and

Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.


  DIRECTORS OF NATIONWIDE

  DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES WITH
       PRINCIPAL BUSINESS ADDRESS                  DEPOSITOR                          PRINCIPAL OCCUPATION
Lewis J. Alphin                                    Director            Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
--------------------------------------------------------------------------------------------------------------------------
A. I. Bell                                         Director            Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
--------------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                                   Director            Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
--------------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                     Director            Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                        Farms, Inc. (1)
Clarks Summit, PA 18411
--------------------------------------------------------------------------------------------------------------------------
Willard J. Engel                                   Director            Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                               Oil Company (1)
Marshall, MN 44691
--------------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                     Director            Owner and Operator, Moreland Fruit Farm;
1558 West Moreland Road                                                Operator, Melrose Orchard (1)
Wooster, OH 44691
--------------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                          President and Chief          President and Chief Operating Officer, Nationwide
One Nationwide Plaza                      Operating Officer and        Life Insurance Company and Nationwide Life
Columbus, OH 43215                        Director                     Insurance Company (2)
--------------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                         Chairman and Chief           Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                      Executive Officer and
Columbus, OH 43215                        Director
--------------------------------------------------------------------------------------------------------------------------
David O. Miller                           Chairman of the Board and    President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                         Director                     Enterprises (1)
Hebron, OH 43025
--------------------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                               Director            Senior Vice President-General Manager Southern
Suite 1600                                                             Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                                  Xerox Corporation (2)
Atlanta, GA 30339
--------------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                     Director            Executive Director
2769 Church Street                                                     Federation of Southern Cooperatives/Land
East Point, Ga 30344                                                   Assistance Fund
--------------------------------------------------------------------------------------------------------------------------
James F. Patterson                                 Director            Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                     Patterson Farms, Inc. (1)
Chesterland, OH 44026
--------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                                   Director            President  and  Chief   Executive   Officer,   K&B
1356 North Wenger Road                                                 Transport, Inc. (1)
Dalton, OH 44618
--------------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                                  Director            Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
--------------------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                                    Director            Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
--------------------------------------------------------------------------------------------------------------------------

    (1) Principal occupation for last 5 years.
    (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and

Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas, and are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Nationwide Mutual Funds, a registered investment company. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
Officers of the Depositor
Name and Principal Business Address               Offices of the Depositor
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary - Nationwide Financial
One Nationwide Plaza                              Services
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources of the Nationwide
One Nationwide Plaza                              Insurance Enterprise
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Doublas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


EXECUTIVE OFFICERS OF NATIONWIDE (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller of Nationwide Financial
One Nationwide Plaza                              Services
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President Systems - Nationwide Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President-Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from

August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the


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


National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.


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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

-     AMERICAN CENTURY VP ADVANTAGE
Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately: (1) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e. cash or cash equivalents; (2) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (3) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

-     AMERICAN CENTURY VP BALANCED
Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-     AMERICAN CENTURY VP CAPITAL APPRECIATION
Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


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


-     AMERICAN CENTURY VP INCOME & GROWTH
Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

-     AMERICAN CENTURY VP INTERNATIONAL
Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

-     AMERICAN CENTURY VP VALUE
Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


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


DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.
Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

-     GROWTH AND INCOME PORTFOLIO
Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

-     VIP EQUITY-INCOME PORTFOLIO
Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-     VIP GROWTH PORTFOLIO
Investment Objective: Seeks to achieve capital appreciation. This Portfolio will


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


invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-     VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-     VIP OVERSEAS PORTFOLIO
Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.

-     VIP II ASSET MANAGER PORTFOLIO
Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-     VIP II CONTRAFUND PORTFOLIO
Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of


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


security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the six separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-     NSAT - CAPITAL APPRECIATION FUND
Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

-     NSAT - GOVERNMENT BOND FUND
Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-     NSAT - MONEY MARKET FUND
Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

-     NSAT - NATIONWIDE SMALL CAP VALUE FUND
Subadviser:The Dreyfus Corporation

Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

-     NSAT - NATIONWIDE SMALL COMPANY FUND
Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

Investment Objective Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. NAS, the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

-     NSAT - TOTAL RETURN FUND
Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust is an open-end diversified


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


management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

-     AMT BALANCED PORTFOLIO
Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities

-     AMT GROWTH PORTFOLIO
Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-     AMT GUARDIAN PORTFOLIO
Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

-     AMT LIMITED MATURITY BOND PORTFOLIO
Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-     AMT PARTNERS PORTFOLIO
Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.


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OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc.
is the Funds' investment advisor.

-     OPPENHEIMER BOND FUND/VA
Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

-     OPPENHEIMER GLOBAL SECURITIES FUND/VA
Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.
Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a Mutual Fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

-     DISCOVERY FUND II, INC.
Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-     INTERNATIONAL STOCK FUND II
Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-     WORLDWIDE BOND FUND
Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

-     WORLDWIDE EMERGING MARKETS FUND
Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

-     WORLDWIDE HARD ASSETS FUND
Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

-     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Asset Management, Inc. ("Warburg").

-     INTERNATIONAL EQUITY PORTFOLIO
Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-     POST-VENTURE CAPITAL PORTFOLIO
Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.



-     SMALL COMPANY GROWTH PORTFOLIO
Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPPENDIX B:  ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED


Example 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

Example 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy debt, no additional premium payments are made, no cash values are allocated to the fixed account, and their are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses after expense reimburement, for the preceding year for all mutual fund options available under the policy as of March 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.94%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of - 2.20%, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.


                                       $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                          MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                         NEW YORK
                                                      CURRENT VALUES

               0% HYPOTHETICAL                    6% HYPOTHETICAL                        12% HYPOTHETICAL
               GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN

              PREMIUMS
             PAID PLUS                 CASH                               CASH                                   CASH
  POLICY      INTEREST      CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR         AT 5%     VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT

       1      10,500       9,648      8,798       43,190     10,231      9,381        43,190       10,815        9,965       43,190
       2      11,025       9,227      8,377       43,190     10,394      9,544        43,190       11,630       10,780       43,190
       3      11,576       8,803      8,003       43,190     10,553      9,753        43,190       12,516       11,716       43,190
       4      12,155       8,372      7,572       43,190     10,705      9,905        43,190       13,480       12,680       43,190
       5      12,763       7,935      7,185       43,190     10,851     10,101        43,190       14,529       13,779       43,190
       6      13,401       7,489      6,789       43,190     10,988     10,288        43,190       15,671       14,971       43,190
       7      14,071       7,032      6,432       43,190     11,113     10,513        43,190       16,916       16,316       43,190
       8      14,775       6,560      6,060       43,190     11,225     10,725        43,190       18,272       17,772       43,190
       9      15,513       6,069      5,669       43,190     11,319     10,919        43,190       19,751       19,351       43,190
      10      16,289       5,557      5,557       43,190     11,392     11,392        43,190       21,366       21,366       43,190
      11      17,103       5,035      5,035       43,190     11,475     11,475        43,190       23,201       23,201       43,190
      12      17,959       4,490      4,490       43,190     11,538     11,538        43,190       25,222       25,222       43,190
      13      18,856       3,919      3,919       43,190     11,580     11,580        43,190       27,452       27,452       43,190
      14      19,799       3,321      3,321       43,190     11,596     11,596        43,190       29,917       29,917       43,190
      15      20,789       2,690      2,690       43,190     11,584     11,584        43,190       32,646       32,646       43,746
      16      21,829       2,023      2,023       43,190     11,539     11,539        43,190       35,659       35,659       46,357
      17      22,920       1,314      1,314       43,190     11,456     11,456        43,190       38,958       38,958       49,866
      18      24,066         557        557       43,190     11,329     11,329        43,190       42,567       42,567       53,634
      19      25,270         (*)        (*)          (*)     11,150     11,150        43,190       46,516       46,516       57,680
      20      26,533         (*)        (*)          (*)     10,912     10,912        43,190       50,841       50,841       62,026
      21      27,860         (*)        (*)          (*)     10,609     10,609        43,190       55,577       55,577       66,693
      22      29,253         (*)        (*)          (*)     10,207     10,207        43,190       60,747       60,747       72,289
      23      30,715         (*)        (*)          (*)      9,693      9,693        43,190       66,389       66,389       78,339
      24      32,251         (*)        (*)          (*)      9,046      9,046        43,190       72,545       72,545       84,878
      25      33,864         (*)        (*)          (*)      8,243      8,243        43,190       79,262       79,262       91,944
      26      35,557         (*)        (*)          (*)      7,251      7,251        43,190       86,588       86,588       99,576
      27      37,335         (*)        (*)          (*)      6,029      6,029        43,190       94,613       94,613      106,912
      28      39,201         (*)        (*)          (*)      4,521      4,521        43,190      103,414      103,414      114,790
      29      41,161         (*)        (*)          (*)      2,661      2,661        43,190      113,085      113,085      123,263
      30      43,219         (*)        (*)          (*)        370        370        43,190      123,736      123,736      132,398

Assumptions:

(1) no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*) unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                        $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                           MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                            NEW YORK
                                                       GUARANTEED VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1      10,500       9,607      8,757       43,190     10,188      9,338        43,190       10,770        9,920       43,190
       2      11,025       9,091      8,241       43,190     10,247      9,397        43,190       11,472       10,622       43,190
       3      11,576       8,573      7,773       43,190     10,295      9,495        43,190       12,229       11,429       43,190
       4      12,155       8,050      7,250       43,190     10,330      9,530        43,190       13,046       12,246       43,190
       5      12,763       7,520      6,770       43,190     10,351      9,601        43,190       13,930       13,180       43,190
       6      13,401       6,981      6,281       43,190     10,355      9,655        43,190       14,885       14,185       43,190
       7      14,071       6,429      5,829       43,190     10,338      9,738        43,190       15,917       15,317       43,190
       8      14,775       5,861      5,361       43,190     10,297      9,797        43,190       17,033       16,533       43,190
       9      15,513       5,273      4,873       43,190     10,226      9,826        43,190       18,240       17,840       43,190
      10      16,289       4,659      4,659       43,190     10,122     10,122        43,190       19,547       19,547       43,190
      11      17,103       4,028      4,028       43,190     10,009     10,009        43,190       21,028       21,028       43,190
      12      17,959       3,360      3,360       43,190      9,853      9,853        43,190       22,642       22,642       43,190
      13      18,856       2,653      2,653       43,190      9,650      9,650        43,190       24,408       24,408       43,190
      14      19,799       1,899      1,899       43,190      9,390      9,390        43,190       26,343       26,343       43,190
      15      20,789       1,089      1,089       43,190      9,066      9,066        43,190       28,469       28,469       43,190
      16      21,829         216        216       43,190      8,667      8,667        43,190       30,813       30,813       43,190
      17      22,920         (*)        (*)          (*)      8,181      8,181        43,190       33,404       33,404       43,190
      18      24,066         (*)        (*)          (*)      7,590      7,590        43,190       36,263       36,263       45,692
      19      25,270         (*)        (*)          (*)      6,876      6,876        43,190       39,380       39,380       48,831
      20      26,533         (*)        (*)          (*)      6,017      6,017        43,190       42,770       42,770       52,180
      21      27,860         (*)        (*)          (*)      4,988      4,988        43,190       46,462       46,462       55,754
      22      29,253         (*)        (*)          (*)      3,762      3,762        43,190       50,467       50,467       60,056
      23      30,715         (*)        (*)          (*)      2,307      2,307        43,190       54,814       54,814       64,680
      24      32,251         (*)        (*)          (*)        582        582        43,190       59,530       59,530       69,650
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       64,645       64,645       74,988
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       70,193       70,193       80,722
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       76,248       76,248       86,161
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       82,870       82,870       91,985
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       90,128       90,128       98,240
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       98,112       98,112      104,979

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                         MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                        NON-NEW YORK
                                                       CURRENT VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1      10,500       9,662      8,812       41,661     10,246      9,396        41,661       10,831        9,981       41,661
       2      11,025       9,233      8,383       41,661     10,400      9,550        41,661       11,636       10,786       41,661
       3      11,576       8,801      8,001       41,661     10,550      9,750        41,661       12,513       11,713       41,661
       4      12,155       8,367      7,567       41,661     10,697      9,897        41,661       13,469       12,669       41,661
       5      12,763       7,928      7,178       41,661     10,838     10,088        41,661       14,510       13,760       41,661
       6      13,401       7,482      6,782       41,661     10,973     10,273        41,661       15,646       14,946       41,661
       7      14,071       7,028      6,428       41,661     11,098     10,498        41,661       16,885       16,285       41,661
       8      14,775       6,564      6,064       41,661     11,213     10,713        41,661       18,238       17,738       41,661
       9      15,513       6,085      5,685       41,661     11,314     10,914        41,661       19,715       19,315       41,661
      10      16,289       5,589      5,589       41,661     11,399     11,399        41,661       21,330       21,330       41,661
      11      17,103       5,089      5,089       41,661     11,500     11,500        41,661       23,168       23,168       41,661
      12      17,959       4,569      4,569       41,661     11,584     11,584        41,661       25,192       25,192       41,661
      13      18,856       4,028      4,028       41,661     11,650     11,650        41,661       27,425       27,425       41,661
      14      19,799       3,462      3,462       41,661     11,696     11,696        41,661       29,893       29,893       41,661
      15      20,789       2,869      2,869       41,661     11,717     11,717        41,661       32,620       32,620       43,711
      16      21,829       2,243      2,243       41,661     11,712     11,712        41,661       35,618       35,618       46,303
      17      22,920       1,582      1,582       41,661     11,675     11,675        41,661       38,899       38,899       49,790
      18      24,066         877        877       41,661     11,600     11,600        41,661       42,489       42,489       53,537
      19      25,270         124        124       41,661     11,481     11,481        41,661       46,420       46,420       57,561
      20      26,533         (*)        (*)          (*)     11,313     11,313        41,661       50,725       50,725       61,884
      21      27,860         (*)        (*)          (*)     11,088     11,088        41,661       55,440       55,440       66,528
      22      29,253         (*)        (*)          (*)     10,780     10,780        41,661       60,589       60,589       72,101
      23      30,715         (*)        (*)          (*)     10,377     10,377        41,661       66,211       66,211       78,129
      24      32,251         (*)        (*)          (*)      9,863      9,863        41,661       72,349       72,349       84,648
      25      33,864         (*)        (*)          (*)      9,218      9,218        41,661       79,049       79,049       91,696
      26      35,557         (*)        (*)          (*)      8,415      8,415        41,661       86,360       86,360       99,314
      27      37,335         (*)        (*)          (*)      7,420      7,420        41,661       94,370       94,370      106,638
      28      39,201         (*)        (*)          (*)      6,187      6,187        41,661      103,157      103,157      114,504
      29      41,161         (*)        (*)          (*)      4,662      4,662        41,661      112,811      112,811      122,964
      30      43,219         (*)        (*)          (*)      2,782      2,782        41,661      123,442      123,442      132,083

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                     $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                        NON-NEW YORK
                                                     GUARANTEED VALUES


                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1      10,500       9,613      8,763       41,661     10,195      9,345        41,661       10,778        9,928       41,661
       2      11,025       9,091      8,241       41,661     10,246      9,396        41,661       11,471       10,621       41,661
       3      11,576       8,566      7,766       41,661     10,287      9,487        41,661       12,220       11,420       41,661
       4      12,155       8,036      7,236       41,661     10,315      9,515        41,661       13,029       12,229       41,661
       5      12,763       7,501      6,751       41,661     10,329      9,579        41,661       13,904       13,154       41,661
       6      13,401       6,958      6,258       41,661     10,327      9,627        41,661       14,851       14,151       41,661
       7      14,071       6,403      5,803       41,661     10,305      9,705        41,661       15,875       15,275       41,661
       8      14,775       5,833      5,333       41,661     10,259      9,759        41,661       16,984       16,484       41,661
       9      15,513       5,243      4,843       41,661     10,185      9,785        41,661       18,183       17,783       41,661
      10      16,289       4,630      4,630       41,661     10,079     10,079        41,661       19,484       19,484       41,661
      11      17,103       4,001      4,001       41,661      9,965      9,965        41,661       20,958       20,958       41,661
      12      17,959       3,337      3,337       41,661      9,810      9,810        41,661       22,567       22,567       41,661
      13      18,856       2,634      2,634       41,661      9,608      9,608        41,661       24,329       24,329       41,661
      14      19,799       1,887      1,887       41,661      9,354      9,354        41,661       26,262       26,262       41,661
      15      20,789       1,087      1,087       41,661      9,037      9,037        41,661       28,388       28,388       41,661
      16      21,829         225        225       41,661      8,648      8,648        41,661       30,734       30,734       41,661
      17      22,920         (*)        (*)          (*)      8,175      8,175        41,661       33,328       33,328       42,660
      18      24,066         (*)        (*)          (*)      7,601      7,601        41,661       36,171       36,171       45,575
      19      25,270         (*)        (*)          (*)      6,909      6,909        41,661       39,262       39,262       48,685
      20      26,533         (*)        (*)          (*)      6,077      6,077        41,661       42,626       42,626       52,004
      21      27,860         (*)        (*)          (*)      5,083      5,083        41,661       46,288       46,288       55,546
      22      29,253         (*)        (*)          (*)      3,899      3,899        41,661       50,262       50,262       59,812
      23      30,715         (*)        (*)          (*)      2,495      2,495        41,661       54,574       54,574       64,398
      24      32,251         (*)        (*)          (*)        832        832        41,661       59,252       59,252       69,325
      25      33,864         (*)        (*)          (*)        (*)        (*)           (*)       64,327       64,327       74,620
      26      35,557         (*)        (*)          (*)        (*)        (*)           (*)       69,831       69,831       80,305
      27      37,335         (*)        (*)          (*)        (*)        (*)           (*)       75,838       75,838       85,697
      28      39,201         (*)        (*)          (*)        (*)        (*)           (*)       82,407       82,407       91,472
      29      41,161         (*)        (*)          (*)        (*)        (*)           (*)       89,608       89,608       97,672
      30      43,219         (*)        (*)          (*)        (*)        (*)           (*)       97,528       97,528      104,355

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                     $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                       CURRENT VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1      26,250      24,150     22,025      114,856     25,610     23,485       114,856       27,070       24,945      114,856
       2      27,563      23,244     21,119      114,856     26,170     24,045       114,856       29,269       27,144      114,856
       3      28,941      22,329     20,329      114,856     26,728     24,728       114,856       31,663       29,663      114,856
       4      30,388      21,403     19,403      114,856     27,283     25,283       114,856       34,271       32,271      114,856
       5      31,907      20,464     18,589      114,856     27,833     25,958       114,856       37,114       35,239      114,856
       6      33,502      19,507     17,757      114,856     28,373     26,623       114,856       40,215       38,465      114,856
       7      35,178      18,527     17,027      114,856     28,899     27,399       114,856       43,599       42,099      114,856
       8      36,936      17,517     16,267      114,856     29,407     28,157       114,856       47,291       46,041      114,856
       9      38,783      16,471     15,471      114,856     29,889     28,889       114,856       51,323       50,323      114,856
      10      40,722      15,381     15,381      114,856     30,340     30,340       114,856       55,730       55,730      114,856
      11      42,758      14,286     14,286      114,856     30,846     30,846       114,856       60,734       60,734      114,856
      12      44,896      13,139     13,139      114,856     31,322     31,322       114,856       66,242       66,242      114,856
      13      47,141      11,938     11,938      114,856     31,766     31,766       114,856       72,314       72,314      114,856
      14      49,498      10,678     10,678      114,856     32,172     32,172       114,856       79,018       79,018      114,856
      15      51,973       9,347      9,347      114,856     32,533     32,533       114,856       86,430       86,430      115,816
      16      54,572       7,937      7,937      114,856     32,839     32,839       114,856       94,608       94,608      122,990
      17      57,300       6,438      6,438      114,856     33,084     33,084       114,856      103,567      103,567      132,566
      18      60,165       4,835      4,835      114,856     33,252     33,252       114,856      113,376      113,376      142,854
      19      63,174       3,110      3,110      114,856     33,331     33,331       114,856      124,117      124,117      153,905
      20      66,332       1,250      1,250      114,856     33,307     33,307       114,856      135,882      135,882      165,776
      21      69,649         (*)        (*)          (*)     33,167     33,167       114,856      148,773      148,773      178,528
      22      73,132         (*)        (*)          (*)     32,852     32,852       114,856      162,859      162,859      193,803
      23      76,788         (*)        (*)          (*)     32,335     32,335       114,856      178,249      178,249      210,334
      24      80,627         (*)        (*)          (*)     31,582     31,582       114,856      195,061      195,061      228,222
      25      84,659         (*)        (*)          (*)     30,553     30,553       114,856      213,424      213,424      247,572
      26      88,892         (*)        (*)          (*)     29,190     29,190       114,856      233,477      233,477      268,499
      27      93,336         (*)        (*)          (*)     27,420     27,420       114,856      255,453      255,453      288,662
      28      98,003         (*)        (*)          (*)     25,149     25,149       114,856      279,563      279,563      310,315
      29     102,903         (*)        (*)          (*)     22,267     22,267       114,856      306,052      306,052      333,597
      30     108,049         (*)        (*)          (*)     18,645     18,645       114,856      335,215      335,215      358,680

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                         MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                                      GUARANTEED VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1      26,250      23,986     21,861      114,856     25,439     23,314       114,856       26,893       24,768      114,856
       2      27,563      22,886     20,761      114,856     25,785     23,660       114,856       28,855       26,730      114,856
       3      28,941      21,772     19,772      114,856     26,108     24,108       114,856       30,974       28,974      114,856
       4      30,388      20,639     18,639      114,856     26,405     24,405       114,856       33,264       31,264      114,856
       5      31,907      19,484     17,609      114,856     26,671     24,796       114,856       35,740       33,865      114,856
       6      33,502      18,299     16,549      114,856     26,900     25,150       114,856       38,418       36,668      114,856
       7      35,178      17,077     15,577      114,856     27,084     25,584       114,856       41,314       39,814      114,856
       8      36,936      15,808     14,558      114,856     27,211     25,961       114,856       44,449       43,199      114,856
       9      38,783      14,478     13,478      114,856     27,271     26,271       114,856       47,841       46,841      114,856
      10      40,722      13,080     13,080      114,856     27,252     27,252       114,856       51,518       51,518      114,856
      11      42,758      11,635     11,635      114,856     27,224     27,224       114,856       55,675       55,675      114,856
      12      44,896      10,093     10,093      114,856     27,095     27,095       114,856       60,212       60,212      114,856
      13      47,141       8,443      8,443      114,856     26,855     26,855       114,856       65,178       65,178      114,856
      14      49,498       6,670      6,670      114,856     26,485     26,485       114,856       70,627       70,627      114,856
      15      51,973       4,750      4,750      114,856     25,961     25,961       114,856       76,618       76,618      114,856
      16      54,572       2,661      2,661      114,856     25,260     25,260       114,856       83,226       83,226      114,856
      17      57,300         376        376      114,856     24,351     24,351       114,856       90,539       90,539      115,890
      18      60,165         (*)        (*)          (*)     23,193     23,193       114,856       98,577       98,577      124,207
      19      63,174         (*)        (*)          (*)     21,739     21,739       114,856      107,322      107,322      133,080
      20      66,332         (*)        (*)          (*)     19,937     19,937       114,856      116,838      116,838      142,542
      21      69,649         (*)        (*)          (*)     17,729     17,729       114,856      127,197      127,197      152,637
      22      73,132         (*)        (*)          (*)     15,048     15,048       114,856      138,440      138,440      164,743
      23      76,788         (*)        (*)          (*)     11,819     11,819       114,856      150,639      150,639      177,754
      24      80,627         (*)        (*)          (*)      7,945      7,945       114,856      163,876      163,876      191,735
      25      84,659         (*)        (*)          (*)      3,298      3,298       114,856      178,237      178,237      206,755
      26      88,892         (*)        (*)          (*)        (*)        (*)           (*)      193,811      193,811      222,883
      27      93,336         (*)        (*)          (*)        (*)        (*)           (*)      210,810      210,810      238,215
      28      98,003         (*)        (*)          (*)        (*)        (*)           (*)      229,396      229,396      254,630
      29     102,903         (*)        (*)          (*)        (*)        (*)           (*)      249,769      249,769      272,248
      30     108,049         (*)        (*)          (*)        (*)        (*)           (*)      272,174      272,174      291,226

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                     $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                       CURRENT VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1     105,000      96,739     88,239      306,283    102,589     94,089       306,283      108,440       99,940      306,283
       2     110,250      93,383     84,883      306,283    105,137     96,637       306,283      117,585      109,085      306,283
       3     115,763      89,974     81,974      306,283    107,694     99,694       306,283      127,568      119,568      306,283
       4     121,551      86,501     78,501      306,283    110,252    102,252       306,283      138,476      130,476      306,283
       5     127,628      82,946     75,446      306,283    112,803    105,303       306,283      150,407      142,907      306,283
       6     134,010      79,293     72,293      306,283    115,336    108,336       306,283      163,474      156,474      306,283
       7     140,710      75,523     69,523      306,283    117,841    111,841       306,283      177,802      171,802      306,283
       8     147,746      71,608     66,608      306,283    120,302    115,302       306,283      193,535      188,535      306,283
       9     155,133      67,519     63,519      306,283    122,700    118,700       306,283      210,839      206,839      306,283
      10     162,889      63,229     63,229      306,283    125,021    125,021       306,283      229,907      229,907      306,283
      11     171,034      58,892     58,892      306,283    127,633    127,633       306,283      251,719      251,719      306,283
      12     179,586      54,277     54,277      306,283    130,163    130,163       306,283      275,838      275,838      328,247
      13     188,565      49,358     49,358      306,283    132,599    132,599       306,283      302,264      302,264      356,672
      14     197,993      44,099     44,099      306,283    134,926    134,926       306,283      331,200      331,200      387,504
      15     207,893      38,450     38,450      306,283    137,120    137,120       306,283      362,883      362,883      420,944
      16     218,287      32,346     32,346      306,283    139,149    139,149       306,283      397,573      397,573      457,209
      17     229,202      25,701     25,701      306,283    140,972    140,972       306,283      435,649      435,649      492,283
      18     240,662      18,410     18,410      306,283    142,534    142,534       306,283      477,469      477,469      529,991
      19     252,695      10,359     10,359      306,283    143,780    143,780       306,283      523,444      523,444      570,554
      20     265,330       1,439      1,439      306,283    144,661    144,661       306,283      574,048      574,048      614,231
      21     278,596         (*)        (*)          (*)    145,132    145,132       306,283      629,829      629,829      661,320
      22     292,526         (*)        (*)          (*)    144,926    144,926       306,283      690,887      690,887      725,432
      23     307,152         (*)        (*)          (*)    143,931    143,931       306,283      757,697      757,697      795,582
      24     322,510         (*)        (*)          (*)    142,010    142,010       306,283      830,766      830,766      872,304
      25     338,635         (*)        (*)          (*)    138,970    138,970       306,283      910,637      910,637      956,169
      26     355,567         (*)        (*)          (*)    134,551    134,551       306,283      997,885      997,885    1,047,779
      27     373,346         (*)        (*)          (*)    128,402    128,402       306,283    1,093,114    1,093,114    1,147,770
      28     392,013         (*)        (*)          (*)    120,049    120,049       306,283    1,196,957    1,196,957    1,256,805
      29     411,614         (*)        (*)          (*)    108,884    108,884       306,283    1,310,077    1,310,077    1,375,581
      30     432,194         (*)        (*)          (*)     94,130     94,130       306,283    1,433,178    1,433,178    1,504,837

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                           MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                      GUARANTEED VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1     105,000      95,852     87,352      306,283    101,673     93,173       306,283      107,496       98,996      306,283
       2     110,250      91,521     83,021      306,283    103,163     94,663       306,283      115,497      106,997      306,283
       3     115,763      87,064     79,064      306,283    104,532     96,532       306,283      124,141      116,141      306,283
       4     121,551      82,453     74,453      306,283    105,756     97,756       306,283      133,492      125,492      306,283
       5     127,628      77,655     70,155      306,283    106,805     99,305       306,283      143,622      136,122      306,283
       6     134,010      72,629     65,629      306,283    107,648    100,648       306,283      154,616      147,616      306,283
       7     140,710      67,333     61,333      306,283    108,247    102,247       306,283      166,572      160,572      306,283
       8     147,746      61,704     56,704      306,283    108,548    103,548       306,283      179,600      174,600      306,283
       9     155,133      55,671     51,671      306,283    108,493    104,493       306,283      193,836      189,836      306,283
      10     162,889      49,165     49,165      306,283    108,021    108,021       306,283      209,448      209,448      306,283
      11     171,034      42,244     42,244      306,283    107,394    107,394       306,283      227,322      227,322      306,283
      12     179,586      34,672     34,672      306,283    106,231    106,231       306,283      247,172      247,172      306,283
      13     188,565      26,361     26,361      306,283    104,455    104,455       306,283      269,279      269,279      317,749
      14     197,993      17,197     17,197      306,283    101,967    101,967       306,283      293,468      293,468      343,358
      15     207,893       7,028      7,028      306,283     98,637     98,637       306,283      319,774      319,774      370,937
      16     218,287         (*)        (*)          (*)     94,291     94,291       306,283      348,374      348,374      400,630
      17     229,202         (*)        (*)          (*)     88,701     88,701       306,283      379,619      379,619      428,970
      18     240,662         (*)        (*)          (*)     81,573     81,573       306,283      413,798      413,798      459,316
      19     252,695         (*)        (*)          (*)     72,547     72,547       306,283      451,258      451,258      491,871
      20     265,330         (*)        (*)          (*)     61,209     61,209       306,283      492,415      492,415      526,884
      21     278,596         (*)        (*)          (*)     47,072     47,072       306,283      537,777      537,777      564,666
      22     292,526         (*)        (*)          (*)     29,542     29,542       306,283      587,126      587,126      616,482
      23     307,152         (*)        (*)          (*)      7,877      7,877       306,283      640,781      640,781      672,820
      24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      699,082      699,082      734,036
      25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      762,382      762,382      800,501
      26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      831,040      831,040      872,592
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      905,421      905,421      950,692
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      985,884      985,884    1,035,178
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,072,794    1,072,794    1,126,434
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,166,530    1,166,530    1,224,857

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                       $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                           MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                                        CURRENT VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1     105,000      96,411     87,911      211,021    102,271     93,771       211,021      108,132       99,632      211,021
       2     110,250      92,664     84,164      211,021    104,469     95,969       211,021      116,975      108,475      211,021
       3     115,763      88,792     80,792      211,021    106,641     98,641       211,021      126,678      118,678      211,021
       4     121,551      84,775     76,775      211,021    108,780    100,780       211,021      137,358      129,358      211,021
       5     127,628      80,584     73,084      211,021    110,878    103,378       211,021      149,147      141,647      211,021
       6     134,010      76,184     69,184      211,021    112,920    105,920       211,021      162,201      155,201      211,021
       7     140,710      71,529     65,529      211,021    114,888    108,888       211,021      176,706      170,706      211,021
       8     147,746      66,561     61,561      211,021    116,756    111,756       211,021      192,884      187,884      214,101
       9     155,133      61,220     57,220      211,021    118,501    114,501       211,021      210,796      206,796      229,767
      10     162,889      55,443     55,443      211,021    120,105    120,105       211,021      230,457      230,457      246,589
      11     171,034      49,332     49,332      211,021    121,925    121,925       211,021      252,818      252,818      265,459
      12     179,586      42,435     42,435      211,021    123,489    123,489       211,021      277,294      277,294      291,159
      13     188,565      34,621     34,621      211,021    124,760    124,760       211,021      304,076      304,076      319,280
      14     197,993      25,730     25,730      211,021    125,694    125,694       211,021      333,367      333,367      350,036
      15     207,893      15,545     15,545      211,021    126,223    126,223       211,021      365,385      365,385      383,654
      16     218,287       3,772      3,772      211,021    126,257    126,257       211,021      400,359      400,359      420,377
      17     229,202         (*)        (*)          (*)    125,669    125,669       211,021      438,533      438,533      460,460
      18     240,662         (*)        (*)          (*)    124,291    124,291       211,021      480,160      480,160      504,168
      19     252,695         (*)        (*)          (*)    121,913    121,913       211,021      525,506      525,506      551,781
      20     265,330         (*)        (*)          (*)    118,269    118,269       211,021      574,852      574,852      603,594
      21     278,596         (*)        (*)          (*)    113,027    113,027       211,021      628,499      628,499      659,924
      22     292,526         (*)        (*)          (*)    105,596    105,596       211,021      686,715      686,715      721,051
      23     307,152         (*)        (*)          (*)     95,309     95,309       211,021      749,817      749,817      787,307
      24     322,510         (*)        (*)          (*)     81,237     81,237       211,021      818,129      818,129      859,036
      25     338,635         (*)        (*)          (*)     62,036     62,036       211,021      891,982      891,982      936,581
      26     355,567         (*)        (*)          (*)     35,735     35,735       211,021      971,700      971,700    1,020,285
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)    1,059,640    1,059,640    1,102,026
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)    1,157,081    1,157,081    1,191,794
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,265,587    1,265,587    1,290,898
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,387,129    1,387,129    1,401,000

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                     $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                          MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                                      GUARANTEED VALUES

                0% HYPOTHETICAL                    6% HYPOTHETICAL                   12% HYPOTHETICAL
                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
            PAID PLUS                  CASH                               CASH                                   CASH
  POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR         DEATH
    YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE       BENEFIT
       1     105,000      95,034     86,534      211,021    100,868     92,368       211,021      106,704       98,204      211,021
       2     110,250      89,719     81,219      211,021    101,432     92,932       211,021      113,852      105,352      211,021
       3     115,763      84,082     76,082      211,021    101,737     93,737       211,021      121,598      113,598      211,021
       4     121,551      78,062     70,062      211,021    101,741     93,741       211,021      130,038      122,038      211,021
       5     127,628      71,581     64,081      211,021    101,390     93,890       211,021      139,285      131,785      211,021
       6     134,010      64,533     57,533      211,021    100,607     93,607       211,021      149,475      142,475      211,021
       7     140,710      56,782     50,782      211,021     99,297     93,297       211,021      160,780      154,780      211,021
       8     147,746      48,149     43,149      211,021     97,330     92,330       211,021      173,422      168,422      211,021
       9     155,133      38,424     34,424      211,021     94,556     90,556       211,021      187,699      183,699      211,021
      10     162,889      27,369     27,369      211,021     90,802     90,802       211,021      203,946      203,946      218,222
      11     171,034      14,785     14,785      211,021     86,146     86,146       211,021      222,686      222,686      233,820
      12     179,586         260        260      211,021     80,087     80,087       211,021      243,073      243,073      255,226
      13     188,565         (*)        (*)          (*)     72,333     72,333       211,021      265,238      265,238      278,500
      14     197,993         (*)        (*)          (*)     62,500     62,500       211,021      289,323      289,323      303,789
      15     207,893         (*)        (*)          (*)     50,057     50,057       211,021      315,472      315,472      331,246
      16     218,287         (*)        (*)          (*)     34,257     34,257       211,021      343,835      343,835      361,027
      17     229,202         (*)        (*)          (*)     14,056     14,056       211,021      374,561      374,561      393,289
      18     240,662         (*)        (*)          (*)        (*)        (*)           (*)      407,800      407,800      428,190
      19     252,695         (*)        (*)          (*)        (*)        (*)           (*)      443,702      443,702      465,887
      20     265,330         (*)        (*)          (*)        (*)        (*)           (*)      482,423      482,423      506,544
      21     278,596         (*)        (*)          (*)        (*)        (*)           (*)      524,126      524,126      550,332
      22     292,526         (*)        (*)          (*)        (*)        (*)           (*)      568,982      568,982      597,431
      23     307,152         (*)        (*)          (*)        (*)        (*)           (*)      617,167      617,167      648,026
      24     322,510         (*)        (*)          (*)        (*)        (*)           (*)      668,864      668,864      702,308
      25     338,635         (*)        (*)          (*)        (*)        (*)           (*)      724,248      724,248      760,460
      26     355,567         (*)        (*)          (*)        (*)        (*)           (*)      783,477      783,477      822,651
      27     373,346         (*)        (*)          (*)        (*)        (*)           (*)      849,021      849,021      882,982
      28     392,013         (*)        (*)          (*)        (*)        (*)           (*)      921,956      921,956      949,615
      29     411,614         (*)        (*)          (*)        (*)        (*)           (*)    1,003,596    1,003,596    1,023,667
      30     432,194         (*)        (*)          (*)        (*)        (*)           (*)    1,095,621    1,095,621    1,106,577

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                             KPMG LLP

Columbus, Ohio
February 5, 1999

                                NATIONWIDE VLI SEPARATE ACCOUNT-3

                  STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                        DECEMBER 31, 1998



ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
   138,182 shares (cost $781,557)........................................................................    $958,981
American Century VP - American Century VP Balanced (ACVPBal)
   2,211 shares (cost $16,283) ...........................................................................     18,442
American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
   6,299 shares (cost $62,625) ...........................................................................     56,814
American Century VP - American Century VP Income & Growth (ACVPIncGr)
   573 shares (cost $3,726) ..............................................................................      3,885
American Century VP - American Century VP International (ACVPInt)
   4,532 shares (cost $28,348) ...........................................................................     34,533
American Century VP - American Century VP Value (ACVPValue)
   983 shares (cost $7,028) ..............................................................................      6,618
The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
   2,251 shares (cost $52,029) ...........................................................................     69,972
Dreyfus Stock Index Fund (DryStkIx)
   13,448 shares (cost $307,458) .........................................................................    437,332
Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
   5,612 shares (cost $181,635) ..........................................................................    202,666
Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
   325 shares (cost $7,168) ..............................................................................      7,357
Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
   16,429 shares (cost $356,165) .........................................................................    417,636
Fidelity VIP - Growth Portfolio (FidVIPGr)
   13,963 shares (cost $441,216) .........................................................................    626,500
Fidelity VIP - High Income Portfolio (FidVIPHI)
   4,845 shares (cost $60,198) ...........................................................................     55,868
Fidelity VIP - Overseas Portfolio (FidVIPOv)
   1,089 shares (cost $20,062) ...........................................................................     21,834
Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
   5,251 shares (cost $83,995) ...........................................................................     95,358
Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
   19,995 shares (cost $344,281) .........................................................................    488,670
Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
   353 shares (cost $7,158) ..............................................................................      8,067
Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   300,479 shares (cost $4,168,296) ......................................................................  7,989,731
Nationwide SAT - Government Bond Fund (NSATGvtBd)
   169,214 shares (cost $1,878,589) ......................................................................  1,978,114
Nationwide SAT - Money Market Fund (NSATMyMkt)
   325,406 shares (cost $325,406) ........................................................................    325,406
Nationwide SAT - Small Company Fund (NSATSmCo)
   2,645 shares (cost $39,219) ...........................................................................     42,339

Nationwide SAT - Total Return Fund (NSATTotRe)
   1,031,845 shares (cost $12,400,087 ..............................    18,985,946
Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
   88,386 shares (cost $1,367,924) .................................     1,444,230
Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
   2,376 shares (cost $61,567) .....................................        62,465
Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
   38 shares (cost $492) ...........................................           521
Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   814 shares (cost $11,211) .......................................        11,245
Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
   6,820 shares (cost $128,895) ....................................       129,103
Oppenheimer VAF - Bond Fund (OppBdFd)
   913 shares (cost $10,935) .......................................        11,248
Oppenheimer VAF - Global Securities Fund (OppGISec)
   3,121 shares (cost $59,501) .....................................        68,884
Oppenheimer VAF - Growth Fund (OppGro)
   261 shares (cost $9,014) ........................................         9,560
Oppenheimer VAF - Multiple Strategies Fund (OppMult)
   524 shares (cost $8,113) ........................................         8,934
Strong Opportunity Fund II, Inc. (StOpp2)
   6,246 shares (cost $122,325) ....................................       135,673
Strong VIF - Strong Discovery Fund II (StDisc2)
   1,486 shares (cost $17,921) .....................................        18,906
Strong VIF - Strong International Stock Fund II (StIntStk2)
   1,415 shares (cost $15,437) .....................................        12,428
Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
   142 shares (cost $1,514) ........................................         1,749
Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
   586 shares (cost $7,633) ........................................         4,172
Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
   592 shares (cost $9,394) ........................................         5,442
Van Kampen American Capital LIT -
Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
   1,516 shares (cost $23,736) .....................................        20,865
Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
   2,419 shares (cost $28,079) .....................................        26,585
Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
   83 shares (cost $882) ...........................................           978
Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
   2,459 shares (cost $35,128) .....................................        39,369

            Total assets ...........................................    34,844,426
ACCOUNTS PAYABLE ...................................................         4,591
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................   $34,839,835

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                   Years Ended December 31, 1998, 1997 and 199


                                                                         TOTAL                                        ACVPADV
                                                ---------------------------------------------  ------------------------------
                                                    1998            1997            1996            1998             1997
                                                -------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                        $       441,432         452,251         447,134          19,123          12,739
  Mortality and expense charges
    (note 3)                                         (251,361)       (208,160)       (159,468)         (3,703)         (3,496
                                                -------------  --------------  --------------  --------------   -------------
    Net investment activity                           190,071         244,091         287,666          15,420           9,243
                                                -------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold                                     2,923,380       2,224,444       1,904,080          78,478         106,359
  Cost of mutual funds sold                        (2,044,536)     (1,729,172)     (1,696,815)        (66,483)        (94,785
                                                -------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     878,844         495,272         207,265          11,995          11,574
  Change in unrealized gain (loss)
    on investments                                  3,011,918       4,439,699       2,051,092          40,889          32,047
                                                -------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                  3,890,762       4,934,971       2,258,357          52,884          43,621
                                                -------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                          1,454,945         845,589         830,186          71,955          44,789
                                                -------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             5,535,778       6,024,651       3,376,209         140,259          97,653
                                                -------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners                                 4,210,270       4,453,849       4,940,306          68,519          62,979
  Transfers between funds                                   -               -               -         (21,014)        (35,911
  Surrenders                                       (1,087,106)       (747,816)       (641,251)        (29,005)        (40,827
  Death benefits (note 4)                            (124,773)        (28,333)         (6,306)        (10,265)              -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges                   (859,588)       (891,821)       (635,496)        (18,396)        (18,857
    (note 2d)
  Redemptions to pay cost of insurance               (128,012)       (166,341)       (145,828)         (3,416)         (9,081
    charges and administration
    charges (notes 2b and 2c)
                                                   (2,017,340)     (2,036,264)     (2,089,346)        (23,887)        (10,757
      Net equity transactions                   -------------  --------------  --------------  --------------   -------------
                                                       (6,549)        583,274       1,422,079         (37,464)        (52,454
                                                -------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity
  Contract owners' equity                           5,529,229       6,607,925       4,798,288         102,795          45,199
    beginning of period
                                                   29,310,606      22,702,681      17,904,393         856,191         810,992
  Contract owners' equity                       -------------  --------------  --------------  --------------   -------------
    end of period                             $    34,839,835      29,310,606      22,702,681         958,986         856,191
                                                =============  ==============  ==============  ==============   =============

                                                                                     ACVPBAL
                                              -------------  -----------------------------------------------
                                                   1996             1998           1997            1996
                                              --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                                18,056             373             171             162
  Mortality and expense charges
    (note 3)                                          (2,743)           (147)            (23)           (219)
                                              --------------  --------------  --------------  --------------
    Net investment activity                           15,313             226             148             (57)
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold                                      100,725           5,521             560             231
  Cost of mutual funds sold                          (91,177)         (4,833)           (500)           (218)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                      9,548             688              60              13
  Change in unrealized gain (loss)
    on investments                                     5,853            (436)          1,633             891
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments                    15,401             252           1,693             904
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains                            34,817           2,314             746             207
                                              --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                               65,531           2,792           2,587           1,054
                                              --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners                                   83,479             648           1,313           1,499
  Transfers between funds                            (48,014)              -           3,416           3,453
  Surrenders                                          (9,321)         (3,950)           (113)            (23)
  Death benefits (note 4)                               (407)              -               -               -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges                   (40,770)              -               -               -
    (note 2d)
  Redemptions to pay cost of insurance                (2,120)           (465)            (25)             (5)
    charges and administration
    charges (notes 2b and 2c)
                                                      (6,503)           (626)              3               -
      Net equity transactions                 --------------  --------------  --------------  --------------
                                                     (23,656)         (4,393)          4,594           4,924
                                              --------------  --------------  --------------  --------------
  Net change in contract
    owners' equity
  Contract owners' equity                             41,875          (1,601)          7,181           5,978
    beginning of period
                                                     769,117          20,052          12,871           6,893
  Contract owners' equity                     --------------  --------------  --------------  --------------
    end of period                                    810,992          18,451          20,052          12,871
                                              ==============  ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                                 ACVPCAPAP                                        ACVPINCGR
                                               ----------------------------------------------  --------------------------------
                                                     1998           1997             1996           1998             1997
                                               --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends ...................     $            -               -               -              19               -
  Mortality and expense charges
    (note 3) .............................               (377)           (264)           (154)            (12)              -
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity ..............               (377)           (264)           (154)              7               -
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold ..........................             19,751          16,373          17,129             216               -
  Cost of mutual funds sold ..............            (23,525)        (19,447)        (19,961)           (222)              -
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments ........................             (3,774)         (3,074)         (2,832)             (6)              -
  Change in unrealized gain (loss)
    on investments .......................               (284)            367          (5,469)            159               -
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .......             (4,058)         (2,707)         (8,301)            153               -
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains ...............              3,128           1,358           5,393               -               -
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations ..................             (1,307)         (1,613)         (3,062)            160               -
                                               --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................             8,237          15,247          16,398             402               -
  Transfers between funds ................           (10,313)         12,404           7,093           3,509               -
  Surrenders .............................            (9,003)         (1,216)           (538)              -               -
  Death benefits (note 4) ................                 -               -               -               -               -
  Policy loans (net of repayments) (note 5)            4,905          (6,640)         (2,519)             (4)              -
  Deductions for surrender charges
    (note 2d) ............................            (1,060)           (271)           (122)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............            (3,356)         (2,969)         (3,563)           (189)              -
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions ............           (10,590)         16,555          16,749           3,718               -
                                              --------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity .......................           (11,897)         14,942          13,687           3,878               -
  Contract owners' equity
    beginning of period ..................            68,695          53,753          40,066               -               -
                                              --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period ........................     $      56,798          68,695          53,753           3,878               -
                                               ==============  ==============  ==============  ==============   =============

                                                                                 ACVPINT
                                             --------------  ----------------------------------------------
                                                  1996            1998            1997            1996
                                             --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends ...................                -             162             234             335
  Mortality and expense charges
    (note 3) .............................                -            (193)            (54)            (48)
                                             --------------  --------------  --------------  --------------
    Net investment activity ..............                -             (31)            180             287
                                             --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold ..........................                -           3,758           6,666           1,044
  Cost of mutual funds sold ..............                -          (2,904)         (5,748)           (990)
                                             --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments ........................                -             854             918              54
  Change in unrealized gain (loss)
    on investments .......................                -           1,807           2,645           1,724
                                             --------------  --------------  --------------  --------------
    Net gain (loss) on investments .......                -           2,661           3,563           1,778
                                             --------------  --------------  --------------  --------------
  Reinvested capital gains ...............                -           1,666             451             112
                                             --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations ..................                -           4,296           4,194           2,177
                                             --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................               -           2,509           4,901           4,482
  Transfers between funds ................               -           3,810          (5,070)         18,762
  Surrenders .............................               -          (1,804)              -             (14)
  Death benefits (note 4) ................               -               -               -               -
  Policy loans (net of repayments) (note 5)
  Deductions for surrender charges .......               -             175              (2)              -
    (note 2d).............................               -            (212)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............               -          (1,951)         (1,124)           (880)
                                             -------------  --------------  --------------  --------------
      Net equity transactions ............               -           2,527          (1,295)         22,350
                                             -------------  --------------  --------------  --------------
  Net change in contract
    owners' equity .......................               -           6,823           2,899          24,527
  Contract owners' equity
    beginning of period ..................               -          27,751          24,852             325
                                             -------------  --------------  --------------  --------------
  Contract owners' equity
    end of period ........................               -          34,574          27,751          24,852
                                             ==============  ==============  ==============  ==============


                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                                 ACVPVALUE                             DRYSRGRO
                                               ----------------------------------------------  --------------------------------
                                                     1998           1997             1996           1998             1997
                                               --------------  --------------  --------------  --------------   -------------

Investment activity:
  Reinvested dividends ...................                  -               -               -             109             161
  Mortality and expense charges
    (note 3) .............................      $         (32)              -               -            (522)            (88)
                                               --------------  --------------  --------------  --------------   -------------
    Net investment activity ..............                (32)              -               -            (413)             73
                                               --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
    shares sold ..........................                 30               -               -           9,155           8,378
  Cost of mutual funds sold ..............                (31)              -               -          (5,890)         (5,531)
                                               --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments ........................                 (1)              -               -           3,265           2,847
  Change in unrealized gain (loss)
    on investments .......................               (410)              -               -           8,420           5,747
                                               --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .......               (411)              -               -          11,685           8,594
                                               --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains ...............                  5               -               -           2,538           1,233
                                               --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations ..................               (438)              -               -          13,810           9,900
                                               --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................              7,146               -               -           2,861           4,271
  Transfers between funds ................                  -               -               -          17,202           7,312
  Surrenders .............................                  -               -               -         (10,639)           (819)
  Death benefits (note 4).................                  -               -               -               -               -
  Policy loans (net of repayments) (note 5)                 -               -               -           6,949          (8,265)
  Deductions for surrender charges
    (note 2d) ............................                  -               -               -          (1,253)           (182)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............                (165)              -               -          (1,826)              -
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions                            6,981               -               -          13,294           2,317
                                                --------------  --------------  --------------  --------------   -------------
  Net change in contract
    owners' equity .......................               6,543               -               -          27,104          12,217
  Contract owners' equity
    beginning of period ..................                   -               -               -          42,855          30,638
                                                --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period ........................        $       6,543               -               -          69,959          42,855
                                                 ==============  ==============  ==============  ==============   ============

                                                                                     DRYSTKLX
                                               ---------------  ----------------------------------------------
                                                     1996            1998            1997            1996
                                                --------------  --------------  --------------  --------------

Investment activity:
  Reinvested dividends ...................                  69           5,032           4,753           3,193
  Mortality and expense charges
    (note 3) .............................                (834)         (2,715)         (1,726)         (1,138)
                                                --------------  --------------  --------------  --------------
    Net investment activity ..............                (765)          2,317           3,027           2,055
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold ..........................               3,627          71,990          57,672          15,530
  Cost of mutual funds sold ..............              (3,224)        (40,908)        (35,667)        (12,325)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments ........................                 403          31,082          22,005           3,205
  Change in unrealized gain (loss)
    on investments .......................               3,163          58,442          44,911          20,580
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments .......               3,566          89,524          66,916          23,785
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains ...............               1,239             909          10,149           3,230
                                                --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations ..................               4,040          92,750          80,092          29,070
                                                --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners ......................               3,722          44,706          34,802          16,813
  Transfers between funds ................               3,011          55,914          61,294          54,396
  Surrenders .............................                 (59)         (1,238)           (432)              -
  Death benefits (note 4).................                   -               -               -               -
  Policy loans (net of repayments) (note 5)               (121)        (70,038)        (41,395)         (5,987)
  Deductions for surrender charges
    (note 2d).............................                 (13)           (146)            (96)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c) ............                 (277)        (15,056)         (1,428)           (396)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions                             6,263          14,142          52,745          64,826
                                                 --------------  --------------  --------------  --------------
  Net change in contract
    owners' equity .......................               10,303         106,892         132,837          93,896
  Contract owners' equity
    beginning of period ..................               20,335         330,407         197,570         103,674
                                                 --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period ........................               30,638         437,299         330,407         197,570
                                                   ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                                DryCapAp                                  DryGrInc
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       1,104              80               -              55              17
  Mortality and expense charges
    (note 3)                                         (508)             (3)              -             (35)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           596              77               -              20              17
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     11,604             339               -             580           2,217
  Cost of mutual funds sold                       (10,443)           (343)              -            (597)         (2,101)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   1,161              (4)              -             (17)            116
  Change in unrealized gain (loss)
    on investments                                 21,032              (2)              -             236             (48)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 22,193              (6)              -             219              68
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              3               7               -              67              66
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            22,792              78               -             306             151
                                           --------------  --------------  --------------  --------------   -------------
  Equity transactions:
  Purchase payments received from
    contract owners                                 1,324               -               -           6,636             143
  Transfers between funds                         168,936          10,711               -               -           1,402
  Surrenders                                            -               -               -            (491)              -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                            -               -               -             522            (855)
  Deductions for surrender charges
    (note 2d)                                           -               -               -             (58)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (839)           (358)              -            (399)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     169,421          10,353               -           6,210             690
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                192,213          10,431               -           6,516             841
  Contract owners' equity
    beginning of period                            10,431               -               -             841               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                            $     202,644         10,431               -           7,357             841
                                           ==============  ==============  ==============  ==============   =============



                                                                         FidVIPEI
                                       ---------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                        --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                               -           6,967           6,340             121
  Mortality and expense charges
    (note 3)                                         -          (3,240)         (2,750)           (540)
                                        --------------  --------------  --------------  --------------
    Net investment activity                          -           3,727           3,590            (419)
                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                       -         178,067          38,671          15,900
  Cost of mutual funds sold                          -        (146,020)        (30,850)        (14,221)
                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                    -          32,047           7,821           1,679
  Change in unrealized gain (loss)
    on investments                                   -         (19,152)         59,409          17,568
                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   -          12,895          67,230          19,247
                                        --------------  --------------  --------------  --------------
  Reinvested capital gains                           -          24,794          31,876           3,459
                                        --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                              -          41,416         102,696          22,287
                                        --------------  --------------  --------------  --------------
  Equity transactions:
  Purchase payments received from
    contract owners                                  -          35,661          47,085          36,603
  Transfers between funds                            -        (133,030)        129,355         125,859
  Surrenders                                         -            (836)           (837)            (66)
  Death benefits (note 4)                            -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         -          (2,005)         (1,733)         (7,971)
  Deductions for surrender charges
    (note 2d)                                        -             (98)           (186)            (15)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        -         (20,482)        (18,859)        (11,500)
                                        --------------  --------------  --------------  --------------
      Net equity transactions                        -        (120,790)        154,825         142,910
                                        --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                   -         (79,374)        257,521         165,197
  Contract owners' equity
    beginning of period                              -         496,985         239,464          74,267
                                        --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                    -         417,611         496,985         239,464
                                        ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             FIDVIPGR                                         FIDVIPHI
                                           ----------------------------------------------  ---------------------------------
                                                 1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       2,130           2,197             421           4,477           2,716
  Mortality and expense charges
    (note 3)                                       (3,719)         (2,912)         (1,363)           (355)           (139)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                        (1,589)           (715)           (942)          4,122           2,577
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     29,372          48,582          27,126          11,788           4,631
  Cost of mutual funds sold                       (23,004)        (42,413)        (27,861)        (10,748)         (4,489)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   6,368           6,169            (735)          1,040             142
  Change in unrealized gain (loss)
    on investments                                107,317          60,938          21,417         (10,637)          4,024
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                113,685          67,107          20,682          (9,597)          4,166
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         55,712           9,833          10,639           2,845             336
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                           167,808          76,225          30,379          (2,630)          7,079
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                60,527          63,266          61,227          11,217           8,521
  Transfers between funds                          17,221          (3,635)         96,027          (6,831)         11,758
  Surrenders                                      (10,674)         (2,747)            (96)           (397)            333
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         (194)        (18,648)        (10,864)           (540)         (3,725)
  Deductions for surrender charges
    (note 2d)                                      (1,257)           (611)            (22)            (47)             74
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                     (23,389)         (9,218)         (8,404)         (3,438)         (3,408)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      42,234          28,407         137,868             (36)         13,553
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                210,042         104,632         168,247          (2,666)         20,632
  Contract owners' equity
    beginning of period                           416,421         311,789         143,542          58,539          37,907
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $     626,463         416,421         311,789          55,873          58,539
                                           ==============  ==============  ==============  ==============   =============

                                                                          FIDVIPOV
                                       --------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                          1,018             335             360             104
  Mortality and expense charges
    (note 3)                                     (121)           (153)            (61)           (136)
                                       --------------  --------------  --------------  --------------
    Net investment activity                       897             182             299             (32)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                  9,726           1,816           8,615           1,493
  Cost of mutual funds sold                    (9,709)         (1,637)         (7,746)         (1,422)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                  17             179             869              71
  Change in unrealized gain (loss)
    on investments                              1,860             503            (618)          1,622
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments              1,877             682             251           1,693
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                        199             987           1,428             114
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                         2,973           1,851           1,978           1,775
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                            10,642           3,023           3,857           2,792
  Transfers between funds                      13,888           2,264          (5,213)          8,008
  Surrenders                                     (588)              -             (81)            (34)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      108          (1,604)         (2,330)           (566)
  Deductions for surrender charges
    (note 2d)                                    (134)              -             (18)             (8)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                  (2,307)         (1,083)           (748)           (816)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                  21,609           2,600          (4,533)          9,376
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                             24,582           4,451          (2,555)         11,151
  Contract owners' equity
    beginning of period                        13,325          17,383          19,938           8,787
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                              37,907          21,834          17,383          19,938
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             FIDVIPAM                                        FIDVIPCON
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $       4,043           3,614           2,404           2,496           2,011
  Mortality and expense charges
    (note 3)                                         (823)           (414)           (644)         (2,561)         (1,607)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                         3,220           3,200           1,760             (65)            404
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     52,116          42,295           8,996          48,520           7,477
  Cost of mutual funds sold                       (46,800)        (36,365)         (8,025)        (31,647)         (5,308)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   5,316           5,930             971          16,873           2,169
  Change in unrealized gain (loss)
    on investments                                 (5,723)          6,372           7,164          77,750          51,877
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   (407)         12,302           8,135          94,623          54,046
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         12,128           9,065           1,983          18,366           5,315
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            14,941          24,567          11,878         112,924          59,765
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 9,641           8,749          12,328          21,970          18,570
  Transfers between funds                           1,888          20,102          24,141          22,252         164,277
  Surrenders                                            -               -               -          (3,320)            360
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      (48,271)        (31,692)         (7,839)         (9,514)         (5,718)
  Deductions for surrender charges
    (note 2d)                                           -               -               -            (391)             80
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (3,950)         (3,114)         (2,598)         (7,785)         (2,157)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (40,692)         (5,955)         26,032          23,212         175,412
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (25,751)         18,612          37,910         136,136         235,177
  Contract owners' equity
    beginning of period                           121,091         102,479          64,569         352,512         117,335
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      95,340         121,091         102,479         488,648         352,512
                                           ==============  ==============  ==============  ==============   =============

                                                                          FIDVIPGROP
                                        ---------------  ----------------------------------------------
                                             1996            1998            1997            1996
                                         --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                                -               9               -               -
  Mortality and expense charges
    (note 3)                                       (394)            (32)              -               -
                                         --------------  --------------  --------------  --------------
    Net investment activity                        (394)            (23)              -               -
                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                    7,841             918               -               -
  Cost of mutual funds sold                      (7,270)           (910)              -               -
                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   571               8               -               -
  Change in unrealized gain (loss)
    on investments                               14,624             909               -               -
                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments               15,195             917               -               -
                                         --------------  --------------  --------------  --------------
  Reinvested capital gains                          536              33               -               -
                                         --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                          15,337             927               -               -
                                         --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                              21,257           3,849               -               -
  Transfers between funds                        52,630           4,426               -               -
  Surrenders                                       (469)              -               -               -
  Death benefits (note 4)                             -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                     (5,191)           (832)              -               -
  Deductions for surrender charges
    (note 2d)                                      (107)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (2,039)           (296)              -               -
                                         --------------  --------------  --------------  --------------
      Net equity transactions                    66,081           7,147               -               -
                                         --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                               81,418           8,074               -               -
  Contract owners' equity
    beginning of period                          35,917               -               -               -
                                         --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                               117,335           8,074               -               -
                                         ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             NSATCAPAP                                       NSATGVTBD
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                      $      56,511          57,171          56,557          99,695          93,642
  Mortality and expense charges
    (note 3)                                      (54,976)        (44,903)        (30,916)        (15,337)        (12,402)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                         1,535          12,268          25,641          84,358          81,240
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                    466,891         227,802         251,374         208,750         196,884
  Cost of mutual funds sold                      (201,555)       (125,614)       (178,975)       (194,080)       (200,136)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                 265,336         102,188          72,399          14,670          (3,252)
  Change in unrealized gain (loss)
    on investments                              1,310,092       1,282,125         651,041          29,475          48,181
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments              1,575,428       1,384,313         723,440          44,145          44,929
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                        221,169         131,565         129,452           9,470               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                         1,798,132       1,528,146         878,533         137,973         126,169
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                               706,503         576,936         689,709         575,305         668,858
  Transfers between funds                          82,239          35,346         (72,830)        (30,016)        (92,915)
  Surrenders                                     (232,748)       (128,728)        (83,559)        (61,261)        (50,560)
  Death benefits (note 4)                         (52,012)           (324)         (1,427)              -            (360)
  Policy loans (net of repayments)
    (note 5)                                     (192,222)       (158,076)       (152,508)        (17,667)        (41,260)
  Deductions for surrender charges
    (note 2d)                                     (27,407)        (28,634)        (19,002)         (7,214)        (11,246)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (304,373)       (117,273)       (125,274)       (255,843)       (449,664)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (20,020)        179,247         235,109         203,304          22,853
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                              1,778,112       1,707,393       1,113,642         341,277         149,022
  Contract owners' equity
    beginning of period                         6,211,213       4,503,820       3,390,178       1,636,721       1,487,699
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $   7,989,325       6,211,213       4,503,820       1,977,998       1,636,721
                                           ==============  ==============  ==============  ==============   =============

                                                                        NSATMYMKT
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                         94,842          17,712          18,569          19,727
  Mortality and expense charges
    (note 3)                                  (11,622)         (2,877)         (2,145)         (2,828)
                                       --------------  --------------  --------------  --------------
    Net investment activity                    83,220          14,835          16,424          16,899
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                404,881         213,696         143,558         113,843
  Cost of mutual funds sold                  (419,505)       (213,696)       (143,558)       (113,843)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                             (14,624)              -               -               -
  Change in unrealized gain (loss)
    on investments                            (29,088)              -               -               -
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments            (43,712)              -               -               -
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                        39,508          14,835          16,424          16,899
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                           715,338          17,951         134,226         191,272
  Transfers between funds                    (217,365)          7,464         (45,033)         10,558
  Surrenders                                  (92,984)        (21,098)         (4,916)        (17,532)
  Death benefits (note 4)                         (62)              1               -               1
  Policy loans (net of repayments)
    (note 5)                                  (55,560)          4,580          (5,585)         (4,237)
  Deductions for surrender charges
    (note 2d)                                 (21,146)         (2,484)         (1,093)         (3,991)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                (466,215)        (48,312)       (139,235)       (203,728)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                (137,994)        (41,898)        (61,636)        (27,657)
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                            (98,486)        (27,063)        (45,212)        (10,758)
  Contract owners' equity
    beginning of period                     1,586,185         352,121         397,333         408,091
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                           1,487,699         325,058         352,121         397,333
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                              NSATSMCO                                      NSATTOTRE
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                      $           -               -             121         184,659         221,608
  Mortality and expense charges
    (note 3)                                         (390)           (209)           (170)       (141,818)       (122,321)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (390)           (209)            (49)         42,841          99,287
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     28,399           9,361          10,050       1,085,788       1,020,699
  Cost of mutual funds sold                       (26,375)         (8,181)         (9,040)       (618,881)       (706,961)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                   2,024           1,180           1,010         466,907         313,738
  Change in unrealized gain (loss)
    on investments                                 (4,434)          5,948           1,523       1,557,136       2,648,777
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (2,410)          7,128           2,533       2,024,043       2,962,515
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              -           1,655             219         738,779         518,789
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            (2,800)          8,574           2,703       2,805,663       3,580,591
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 7,939          11,847           4,298       2,325,426       2,521,846
  Transfers between funds                         (17,351)          2,997          32,760         (61,885)       (308,827)
  Surrenders                                       (1,102)            (27)              -        (585,152)       (451,045)
  Death benefits (note 4)                               -               -               -         (62,497)        (27,649)
  Policy loans (net of repayments)
    (note 5)                                       (2,666)         (2,640)         (1,966)       (458,542)       (473,902)
  Deductions for surrender charges
    (note 2d)                                        (130)             (6)              -         (68,905)       (100,329)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (2,320)              -            (207)     (1,193,693)     (1,217,219)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (15,630)         12,171          34,885        (105,248)        (57,125)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (18,430)         20,745          37,588       2,700,415       3,523,466
  Contract owners' equity
    beginning of period                            60,766          40,021           2,433      16,284,321      12,760,855
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      42,336          60,766          40,021      18,984,736      16,284,321
                                           ==============  ==============  ==============  ==============   =============

                                                                         NBAMTBAL
                                       ---------------  ----------------------------------------------
                                            1996            1998            1997            1996
                                        --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                         220,034          33,067          22,402          26,709
  Mortality and expense charges
    (note 3)                                   (89,084)        (11,829)        (10,350)         (9,145)
                                        --------------  --------------  --------------  --------------
    Net investment activity                    130,950          21,238          12,052          17,564
                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                 607,687         210,279         155,218         219,724
  Cost of mutual funds sold                   (492,296)       (210,334)       (142,708)       (205,327)
                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                              115,391             (55)         12,510          14,397
  Change in unrealized gain (loss)
    on investments                           1,431,671        (110,079)        139,695        (107,617)
                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments           1,547,062        (110,134)        152,205         (93,220)
                                        --------------  --------------  --------------  --------------
  Reinvested capital gains                     481,673         232,254          57,499         148,526
                                        --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                      2,159,685         143,358         221,756          72,870
                                        --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                          2,781,851         200,479         176,325         224,381
  Transfers between funds                     (184,767)        (92,088)        (62,137)        (57,437)
  Surrenders                                  (337,925)        (78,898)        (42,668)        (96,680)
  Death benefits (note 4)                       (3,966)              -               -            (445)
  Policy loans (net of repayments)
    (note 5)                                  (302,135)        (35,809)        (49,326)        (12,532)
  Deductions for surrender charges
    (note 2d)                                  (76,848)         (9,291)         (9,491)        (21,986)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)               (1,194,716)        (75,520)        (49,735)        (54,729)
                                        --------------  --------------  --------------  --------------
      Net equity transactions                  681,494         (91,127)        (37,032)        (19,428)
                                        --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                           2,841,179          52,231         184,724          53,442
  Contract owners' equity
    beginning of period                      9,919,676       1,389,720       1,204,996       1,151,554
                                        --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                           12,760,855       1,441,951       1,389,720       1,204,996
                                        ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                             NBAMTGRO                                       NBAMTGUARD
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                      $            -               -              19               -               -
  Mortality and expense charges
    (note 3)                                         (359)           (295)             (8)             (1)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (359)           (295)             11              (1)              -
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     15,315          36,777           3,795             440               -
  Cost of mutual funds sold                       (14,646)        (33,554)         (3,918)           (435)              -
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     669           3,223            (123)              5               -
  Change in unrealized gain (loss)
    on investments                                 (6,710)          7,904              (9)             29               -
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (6,041)         11,127            (132)             34               -
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         15,182           4,858           4,370               -               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             8,782          15,690           4,249              33               -
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                10,274          11,927          13,986              56               -
  Transfers between funds                          (5,544)         (9,110)         10,801             432               -
  Surrenders                                       (9,851)         (2,224)            (63)              -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        6,335         (15,013)         (2,120)              -               -
  Deductions for surrender charges
    (note 2d)                                      (1,160)           (495)            (14)              -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (4,235)         (3,519)         (3,008)             (9)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (4,181)        (18,434)         19,582             479               -
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  4,601          (2,744)         23,831             512               -
  Contract owners' equity
    beginning of period                            57,881          60,625          36,794               -               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      62,482          57,881          60,625             512               -
                                           ==============  ==============  ==============  ==============   =============

                                                                        NBAMTLMAT
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                              -             645             516             663
  Mortality and expense charges
    (note 3)                                        -            (106)           (552)           (197)
                                       --------------  --------------  --------------  --------------
    Net investment activity                         -             539             (36)            466
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      -             915           3,804             497
  Cost of mutual funds sold                         -            (957)         (3,809)           (508)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   -             (42)             (5)            (11)
  Change in unrealized gain (loss)
    on investments                                  -            (148)            143            (203)
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  -            (190)            138            (214)
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                             -             349             102             252
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 -           1,277           2,269           2,726
  Transfers between funds                           -               -          (2,841)            734
  Surrenders                                        -               -               -               -
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -               3            (613)              -
  Deductions for surrender charges
    (note 2d)                                       -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -            (425)              -               -
                                       --------------  --------------  --------------  --------------
      Net equity transactions                       -             855          (1,185)          3,460
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                  -           1,204          (1,083)          3,712
  Contract owners' equity
    beginning of period                             -          10,016          11,099           7,387
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                   -          11,220          10,016          11,099
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             NBAMTPART                                        OPPBDFD
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested dividends
  Mortality and expense charges             $         542             209              56              70             301
    (note 3)                                         (807)           (364)            (24)           (102)             (7)
    Net investment activity                --------------  --------------  --------------  --------------   -------------
                                                     (265)           (155)             32             (32)            294
                                           --------------  --------------  --------------  --------------   -------------
  Proceeds from mutual fund
   shares sold                                     69,018           4,174           1,501             805           5,913
  Cost of mutual funds sold                       (55,703)         (2,766)         (1,245)           (774)         (5,797)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                  13,315           1,408             256              31             116
  Change in unrealized gain (loss)
    on investments                                (27,406)         20,920           5,709             242             (18)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                (14,091)         22,328           5,965             273              98
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                         17,062           3,214             700              63              17
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                             2,706          25,387           6,697             304             409
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                19,544          13,757           3,023              13             762
  Transfers between funds                           3,492          40,368          27,787           7,798          (6,410)
  Surrenders                                      (11,127)            (29)              -               -             (75)
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                      (12,996)          1,787            (728)           (277)          1,767
  Deductions for surrender charges
    (note 2d)                                      (1,310)             (6)              -               -             (17)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (5,165)         (1,852)           (289)           (680)           (313)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (7,562)         54,025          29,793           6,854          (4,286)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                 (4,856)         79,412          36,490           7,158          (3,877)
  Contract owners' equity
    beginning of period                           133,951          54,539          18,049           4,084           7,961
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity                   $     129,095         133,951          54,539          11,242           4,084
    end of period                           ==============  ==============  ==============  ==============   =============

                                                                            OPPGLSEC
                                           --------------  ----------------------------------------------
                                               1996            1998            1997            1996
                                           --------------  --------------  --------------  --------------
  Reinvested dividends
  Mortality and expense charges                       383           1,229             476               -
    (note 3)                                         (291)           (386)           (139)            (93)
    Net investment activity                --------------  --------------  --------------  --------------
                                                       92             843             337             (93)
                                           --------------  --------------  --------------  --------------
  Proceeds from mutual fund
   shares sold                                     13,884          10,115           1,007             529
  Cost of mutual funds sold                       (14,003)         (7,187)           (783)           (486)
                                           --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                    (119)          2,928             224              43
  Change in unrealized gain (loss)
    on investments                                    (46)           (402)          7,389           2,513
                                           --------------  --------------  --------------  --------------
    Net gain (loss) on investments                   (165)          2,526           7,613           2,556
                                           --------------  --------------  --------------  --------------
  Reinvested capital gains                              5           4,626               -               -
                                           --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                               (68)          7,995           7,950           2,463
                                           --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 1,438           9,045          11,574           2,683
  Transfers between funds                           3,239           2,264          15,543          11,587
  Surrenders                                          (30)         (3,712)            (39)            (42)
  Death benefits (note 4)                               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                       (3,581)           (727)           (172)              -
  Deductions for surrender charges
    (note 2d)                                          (7)           (437)             (9)             (9)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (339)         (2,073)         (1,248)           (157)
                                           --------------  --------------  --------------  --------------
      Net equity transactions                         720           4,360          25,649          14,062
                                           --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                    652          12,355          33,599          16,525
  Contract owners' equity
    beginning of period                             7,309          56,530          22,931           6,406
                                           --------------  --------------  --------------  --------------
  Contract owners' equity                           7,961          68,885          56,530          22,931
    end of period                           ==============  ==============  ==============  ==============

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996



                                                              OPPGRO                                          OPPMULT
                                           ----------------------------------------------  ---------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $           23               -               -              74             226
  Mortality and expense charges
    (note 3)                                          (36)              -               -             (47)             (5)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           (13)              -               -              27             221
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      1,325               -               -               -              32
  Cost of mutual funds sold                        (1,165)              -               -               -             (30)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     160               -               -               -               2
  Change in unrealized gain (loss)
    on investments                                    546               -               -              36             484
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                    706               -               -              36             486
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                            280               -               -             431             159
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                               973               -               -             494             866
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 4,311              75               -           1,130             670
  Transfers between funds                           4,149             427               -               -           1,962
  Surrenders                                            -               -               -               -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                            -               -               -               -               -
  Deductions for surrender charges
    (note 2d)                                           -               -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (369)              -               -            (404)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                       8,091             502               -             726           2,632
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  9,064             502               -           1,220           3,498
  Contract owners' equity
    beginning of period                               502               -               -           7,722           4,224
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $        9,566             502               -           8,942           7,722
                                           ==============  ==============  ==============  ==============   =============

                                                                          STOPP2
                                      ---------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                            163             314             342             354
  Mortality and expense charges
    (note 3)                                       (7)           (870)           (480)           (339)
                                       --------------  --------------  --------------  --------------
    Net investment activity                       156            (556)           (138)             15
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                     38          18,389           6,165           9,897
  Cost of mutual funds sold                       (35)        (13,936)         (4,969)         (8,977)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   3           4,453           1,196             920
  Change in unrealized gain (loss)
    on investments                                271          (4,471)         11,339           5,190
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                274             (18)         12,535           6,110
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                         52          16,130           7,197           1,657
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                           482          15,556          19,594           7,782
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                               413          14,991          20,886          13,726
  Transfers between funds                       1,268           7,055          20,468           4,803
  Surrenders                                        -          (5,800)         (1,798)           (693)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -          (4,632)         (2,348)           (565)
  Deductions for surrender charges
    (note 2d)                                       -            (683)           (400)           (158)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -          (5,924)           (475)           (546)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                   1,681           5,007          36,333          16,567
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                              2,163          20,563          55,927          24,349
  Contract owners' equity
    beginning of period                         2,061         115,087          59,160          34,811
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                               4,224         135,650         115,087          59,160
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996

                                                              STDISC2                                        STINTSTK2
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $            -               -             975             149             238
  Mortality and expense charges
    (note 3)                                         (190)            (67)           (238)         (1,320)            (24)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                          (190)            (67)            737          (1,171)            214
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                     20,350           5,639           3,891           1,066           2,020
  Cost of mutual funds sold                       (19,537)         (6,370)         (4,377)         (1,378)         (2,347)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                     813            (731)           (486)           (312)           (327)
  Change in unrealized gain (loss)
    on investments                                 (1,342)          3,473          (1,385)           (546)         (2,400)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                   (529)          2,742          (1,871)           (858)         (2,727)
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                            367               -           1,184               -             356
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                              (352)          2,675              50          (2,029)         (2,157)
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 6,563           4,874           5,381           3,584           2,885
  Transfers between funds                         (16,445)          9,677           3,290               -          (1,813)
  Surrenders                                       (1,636)            (98)              -            (344)              -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                         (245)           (290)         (2,611)              -               -
  Deductions for surrender charges
    (note 2d)                                        (193)            (22)              -             (40)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                        (918)           (438)              -            (601)           (341)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                     (12,874)         13,703           6,060           2,599             731
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                (13,226)         16,378           6,110             570          (1,426)
  Contract owners' equity
    beginning of period                            32,100          15,722           9,612          11,856          13,282
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                           $      18,874          32,100          15,722          12,426          11,856
                                            ==============  ==============  ==============  ==============   =============

                                                                           VEWRLDBD
                                        ---------------  ----------------------------------------------
                                             1996            1998            1997            1996
                                         --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                               36              15              55              19
  Mortality and expense charges
    (note 3)                                     (5,464)            (31)             (1)            (94)
                                         --------------  --------------  --------------  --------------
    Net investment activity                      (5,428)            (16)             54             (75)
                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      380             129             197             138
  Cost of mutual funds sold                        (376)           (128)           (205)           (141)
                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                     4               1              (8)             (3)
  Change in unrealized gain (loss)
    on investments                                  (63)            184             (12)             60
                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  (59)            185             (20)             57
                                         --------------  --------------  --------------  --------------
  Reinvested capital gains                            -               -               -               -
                                         --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                          (5,487)            169              34             (18)
                                         --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                               6,572             204             170             143
  Transfers between funds                        12,252               -               -           1,056
  Surrenders                                          -               -               -               -
  Death benefits (note 4)                             -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          -               -               -               -
  Deductions for surrender charges
    (note 2d)                                         -               -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       (55)           (199)           (300)              -
                                         --------------  --------------  --------------  --------------
      Net equity transactions                    18,769               5            (130)          1,199
                                         --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                               13,282             174             (96)          1,181
  Contract owners' equity
    beginning of period                               -           1,602           1,698             517
                                         --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                13,282           1,776           1,602           1,698
                                          ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996



                                                            VEWRLDEMKT                                       VEWRLDHAS
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------
Investment activity:
  Reinvested dividends                     $           48               1               -              51             360
  Mortality and expense charges
    (note 3)                                          (23)             (1)              -            (140)            (33)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                            25               -               -             (89)            327
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      2,898           1,348               -           8,612          17,573
  Cost of mutual funds sold                        (4,179)         (1,356)              -          (9,488)        (18,952)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                  (1,281)             (8)              -            (876)         (1,379)
  Change in unrealized gain (loss)
    on investments                                 (1,171)         (2,290)              -          (3,152)           (566)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                 (2,452)         (2,298)              -          (4,028)         (1,945)
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                             43               -               -           1,261             487
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                            (2,384)         (2,298)              -          (2,856)         (1,131)
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                   218              35               -           1,314             151
  Transfers between funds                              (1)         11,824               -          (6,736)         12,753
  Surrenders                                         (248)              -               -            (232)        (12,552)
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          537            (793)              -          (1,534)            796
  Deductions for surrender charges
    (note 2d)                                         (29)              -               -             (27)         (2,792)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (2,697)              -               -            (579)           (521)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                      (2,220)         11,066               -          (7,794)         (2,165)
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                 (4,604)          8,768               -         (10,650)         (3,296)
  Contract owners' equity
    beginning of period                             8,768               -               -          16,122          19,418
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $        4,164           8,768               -           5,472          16,122
                                           ==============  ==============  ==============  ==============   =============


                                                                        VKMSRESEC
                                      ---------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------
Investment activity:
  Reinvested dividends                            291              38             550              41
  Mortality and expense charges
    (note 3)                                     (448)           (166)            (43)            (77)
                                       --------------  --------------  --------------  --------------
    Net investment activity                      (157)           (128)            507             (36)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                 19,584          11,641           9,603               -
  Cost of mutual funds sold                   (18,863)        (12,855)         (7,795)              -
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                 721          (1,214)          1,808               -
  Change in unrealized gain (loss)
    on investments                               (256)         (3,184)           (426)            732
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                465          (4,398)          1,382             732
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                        285             378           1,812              19
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                           593          (4,148)          3,701             715
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                             1,377           3,108           4,935             738
  Transfers between funds                      22,438           8,994           9,274           2,741
  Surrenders                                      (80)         (2,261)            (27)              -
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                  (10,452)         (4,523)         (1,533)              -
  Deductions for surrender charges
    (note 2d)                                     (18)           (266)             (6)              -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                    (529)         (1,008)             11               -
                                       --------------  --------------  --------------  --------------
      Net equity transactions                  12,736           4,044          12,654           3,479
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                             13,329            (104)         16,355           4,194
  Contract owners' equity
    beginning of period                         6,089          20,959           4,604             410
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                              19,418          20,855          20,959           4,604
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          Years Ended December 31, 1998, 1997 and 1996


                                                             WPINTEQ                                         WPPVENCAP
                                           ----------------------------------------------  --------------------------------
                                                1998           1997             1996           1998             1997
                                           --------------  --------------  --------------  --------------   -------------


Investment activity:
  Reinvested dividends                     $          156             192             261               -               -
  Mortality and expense charges
    (note 3)                                         (169)            (70)            (39)             (5)              -
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity                           (13)            122             222              (5)              -
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund
   shares sold                                      5,243           7,011           7,425               -               -
  Cost of mutual funds sold                        (5,782)         (6,378)         (7,302)              -               -
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on
      investments                                    (539)            633             123               -               -
  Change in unrealized gain (loss)
    on investments                                  1,522          (3,096)             23              96               -
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments                    983          (2,463)            146              96               -
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains                              -           1,329             116               -               -
                                           --------------  --------------  --------------  --------------   -------------
      Net change in contract
        owners' equity resulting
        from operations                               970          (1,012)            484              91               -
                                           --------------  --------------  --------------  --------------   -------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 7,022           6,856           3,666             908               -
  Transfers between funds                          (4,285)          3,823          14,184               -               -
  Surrenders                                            -          (1,349)              -               -               -
  Death benefits (note 4)                               -               -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                          (94)         (3,408)         (1,405)              -               -
  Deductions for surrender charges
    (note 2d)                                           -            (300)              -               -               -
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                      (1,109)              -               -             (21)              -
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions                       1,534           5,622          16,445             887               -
                                           --------------  --------------  --------------  --------------   -------------

  Net change in contract
    owners' equity                                  2,504           4,610          16,929             978               -
  Contract owners' equity
    beginning of period                            24,083          19,473           2,544               -               -
                                           --------------  --------------  --------------  --------------   -------------
  Contract owners' equity
    end of period                          $       26,587          24,083          19,473             978               -
                                           ==============  ==============  ==============  ==============   =============


                                                                          WPSMCOGR
                                       --------------  ----------------------------------------------
                                           1996            1998            1997            1996
                                       --------------  --------------  --------------  --------------


Investment activity:
  Reinvested dividends                              -               -               -               -
  Mortality and expense charges
    (note 3)                                        -            (249)           (212)            (50)
                                       --------------  --------------  --------------  --------------
    Net investment activity                         -            (249)           (212)            (50)
                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund
   shares sold                                      -          19,636          20,824          25,594
  Cost of mutual funds sold                         -         (14,863)        (15,610)        (21,195)
                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on
      investments                                   -           4,773           5,214           4,399
  Change in unrealized gain (loss)
    on investments                                  -          (5,217)          2,827              29
                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments                  -            (444)          8,041           4,428
                                       --------------  --------------  --------------  --------------
  Reinvested capital gains                          -               -               -               -
                                       --------------  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations                             -            (693)          7,829           4,378
                                       --------------  --------------  --------------  --------------

  Equity transactions:
  Purchase payments received from
    contract owners                                 -           4,229           8,281           6,343
  Transfers between funds                           -         (15,770)         (7,578)         13,647
  Surrenders                                        -            (279)         (5,302)           (455)
  Death benefits (note 4)                           -               -               -               -
  Policy loans (net of repayments)
    (note 5)                                        -            (262)         (1,352)         (3,376)
  Deductions for surrender charges
    (note 2d)                                       -             (33)         (1,179)           (103)
  Redemptions to pay cost of insurance
    charges and administration
    charges (notes 2b and 2c)                       -          (2,146)             (5)           (271)
                                       --------------  --------------  --------------  --------------
      Net equity transactions                       -         (14,261)         (7,135)         15,785
                                       --------------  --------------  --------------  --------------

  Net change in contract
    owners' equity                                  -         (14,954)            694          20,163
  Contract owners' equity
    beginning of period                             -          54,327          53,633          33,470
                                       --------------  --------------  --------------  --------------
  Contract owners' equity
    end of period                                   -          39,373          54,327          53,633
                                       ==============  ==============  ==============  ==============

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER, 1998, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

     The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

     The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

     Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

     Contract owners may invest in the following funds:

     Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
     (formerly TCI Portfolios, Inc.);
        American Century VP - American Century VP Advantage (ACVPAdv)
          (formerly TCI Portfolios - TCI Advantage)
        American Century VP - American Century VP Balanced (ACVPBal)
          (formerly TCI Portfolios - TCI Balanced)
        American Century VP - American Century VP Capital Appreciation
          (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
        American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt)
          (formerly TCI Portfolios - TCI International) American Century VP
        - American Century VP Value (ACVPValue)
          (formerly TCI Portfolios - TCI Value)

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

     Dreyfus Stock Index Fund (DryStkIx)

     Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

     Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
        Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        Fidelity VIP - Growth Portfolio (FidVIPGr)
        Fidelity VIP - High Income Portfolio (FidVIPHI)
        Fidelity VIP - Overseas Portfolio (FidVIPOv)

     Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
        Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
        Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

     Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
        Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by
an affiliated investment advisor);
   Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide
   SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market
   Fund (NSATMyMkt) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT -
   Total Return Fund (NSATTotRe)

Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &
   Berman AMT);
   Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT -
   Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
   Oppenheimer VAF - Bond Fund (OppBdFd) Oppenheimer VAF - Global
   Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro) Oppenheimer VAF - Multiple Strategies Fund (OppMult)

Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II,
   Inc.)

Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
   Strong VIF - Strong Discovery Fund II (StDisc2)
   Strong VIF - Strong International Stock Fund II (StIntStk2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT); Van Eck
   WIT - Worldwide Bond Fund (VEWrldBd) Van Eck WIT - Worldwide
   Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
     (formerly Van Eck WIT - Gold and Natural Resources Fund)

Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
   Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
     (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

Portfolios of the Warburg Pincus Trust;
   Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

At December 31, 1998, contract owners have invested in all of the above funds except for Morgan Stanley Universal Funds - Emerging Markets Debt Portfolio and Nationwide SAT - Small Cap Value Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

 (7) COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                         ANNUAL
Contract owners' equity represented by:                    UNITS        UNIT VALUE                      RETURN TO
                                                           -----        ----------                      ---------
      American Century VP -
      American Century VP Advantage                        24,904       $ 18.492009    $    460,525        16%

     American Century VP -
      American Century VP Advantage
        Initial Funding by Depositor (note 1a)             25,000         19.938436         498,461        17%

     American Century VP -
      American Century VP Balanced                            955         19.320541          18,451        15%

     American Century VP -
      American Century VP Capital Appreciation              3,978         14.277913          56,798        (3)%

     American Century VP -
      American Century VP Income Growth                       357         10.862660           3,878         9%(a)

     American Century VP -
      American Century VP International                     2,097         16.487231          34,574        18%

     American Century VP -
      American Century VP Value                               496         13.192098           6,543         4%

     The Dreyfus Socially Responsible
      Growth Fund, Inc.                                     2,470         28.323603          69,959        28%

     Dreyfus Stock Index Fund                              15,567         28.091438         437,299        27%

     Dreyfus VIF - Capital Appreciation Portfolio          15,355         13.197284         202,644        29%

     Dreyfus VIF - Growth and Income Portfolio                576         12.772496           7,357        11%

     Fidelity VIP - Equity-Income Portfolio                11,782         35.444796         417,611        11%

     Fidelity VIP - Growth Portfolio                       15,280         40.998916         626,463        38%

     Fidelity VIP - High Income Portfolio                   2,138         26.133234          55,873        (5)%

     Fidelity VIP - Overseas Portfolio                      1,151         18.969496          21,834        12%

     Fidelity VIP-II - Asset Manager Portfolio              3,841         24.821550          95,340        14%

     Fidelity VIP-II - Contrafund Portfolio                23,039         21.209617         488,648        29%

     Fidelity VIP-III - Growth Opportunities Portfolio        596         13.546531           8,074        24%

     Nationwide SAT - Capital Appreciation Fund           252,268         31.669989       7,989,325        29%

     Nationwide SAT - Government Bond Fund                109,393         18.081576       1,977,998         8%

     Nationwide SAT - Money Market Fund                    24,405         13.319323         325,058         4%

     Nationwide SAT - Small Company Fund                    2,608         16.233001          42,336         0%

     Nationwide SAT - Total Return Fund                   574,062         33.070880      18,984,736        17%

     Neuberger & Berman AMT -
      Balanced Portfolio                                   72,841         19.795868       1,441,951        11%

     Neuberger & Berman AMT -
      Growth Portfolio                                      2,465         25.347646          62,482        15%

     Neuberger & Berman AMT -
      Guardian Portfolio                                       55          9.314041             512        (7)%(a)

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio                         755         14.860392          11,220         4%

     Neuberger & Berman AMT -
      Partners Portfolio                                    5,490         23.514569         129,095         3%

     Oppenheimer VAF - Bond Fund                              621         18.103341          11,242         6%

     Oppenheimer VAF - Global Securities Fund               3,715         18.542353          68,885        13%

     Oppenheimer VAF - Growth Fund                            744         12.857977           9,566        23%

     Oppenheimer VAF - Multiple Strategies Fund               394         22.696024           8,942         6%

     Strong Opportunity Fund II, Inc.                       4,485         30.245312         135,650        13%

     Strong VIF - Strong Discovery Fund II                    972         19.418031          18,874         6%

     Strong VIF - Strong International Stock Fund II        1,368          9.083353          12,426        (6)%

     Van Eck WIT - Worldwide Bond Fund                        116         15.314274           1,776        12%

     Van Eck WIT -
      Worldwide Emerging Markets Fund                         721          5.775322           4,164       (35)%

     Van Eck WIT - Worldwide Hard Assets Fund                 448         12.213207           5,472       (32)%

     Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio                                  1,312         15.895654          20,855       (12)%

     Warburg Pincus Trust -
      International Equity Portfolio                        2,250         11.816371          26,587         5%

     Warburg Pincus Trust -
      Post Venture Capital Portfolio                           81         12.075838             978         6%

     Warburg Pincus Trust -
      Small Company Growth Portfolio                        2,529         15.568525          39,373        (4)%
                                                           ======         =========     ------------
                                                                                        $ 34,839,835
                                                                                        ============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet,

Cross-reference to items required by Form N-8B-2,

The prospectus consisting of 115 pages,

Representations and Undertakings

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1, Power of Attorney dated April 1, 1999.                   Attached hereto.

2, Resolution of the Depositor's Board of Directors         Included with the Registration Statement on Form S-6 for
   authorizing the establishment of the Registrant,         the Nationwide VLI Separate Account-3 (File No, 33-
   adopted                                                  44789) and hereby incorporated herein by reference.

3, Distribution Contracts                                   Included with the Registration Statement on Form S-6 for
                                                            the Nationwide VLI Separate Account-3 (File No, 33-
                                                            44789) and hereby incorporated herein by reference.

4, Form of Security                                         Included with the Registration Statement on Form S-6 for
                                                            the Nationwide VLI Separate Account-3 (File No, 33-
                                                            44789) and hereby incorporated herein by reference.

5, Articles of Incorporation of Deposito                    Included with the Registration Statement on Form N-8B-2
                                                            for the Nationwide VLI Separate Account-3, and hereby
                                                            incorporated herein by reference.

6, Application form of Security                             Included with the Registration Statement on Form S-6 for
                                                            the Nationwide VLI Separate Account-3 (File  No, 33-
                                                            44789) and hereby incorporated herein by reference.

7, Opinion of Counsel                                       Included with the Registration Statement on Form S-6 for
                                                            the Nationwide VLI Separate Account-3 (File No, 33-
                                                            44789) and hereby incorporated herein by reference.


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide VLI Separate Account-3:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                        KPMG LLP



Columbus, Ohio
April 29, 1999

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 23rd day of September, 1999.


                                           NATIONWIDE VLI SEPARATE ACCOUNT-3
                                           ---------------------------------
                                                      (Registrant)
                                           NATIONWIDE LIFE INSURANCE COMPANY
                                           ---------------------------------
Attest:                                                  (Sponsor)



GLENN W. SODEN                             By:       JOSEPH P. RATH
--------------                                ------------------------------
Glenn W. Soden                                         Joseph P. Rath
Assistant Secretary                        Vice President - Offfice of Product
                                           and Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 23rd day of September, 1999.

      SIGNATURE                                     TITLE

LEWIS J. ALPHIN                                     Director
---------------
Lewis J. Alphin

A. I. BELL                                          Director
----------
A. I. Bell

KENNETH D. DAVIS                                    Director
----------------
Kennth D. Davis

KEITH W. ECKEL                                      Director
--------------
Keith W. Eckel

WILLARD J. ENGEL                                    Director
----------------
Willard J. Engel

FRED C. FINNEY                                      Director
--------------
Fred C. Finney

JOSEPH J. GASPER                                  President and Chief
----------------
Joseph J. Gasper                            Operating Office and Director

DIMON R. McFERSON                         Chairman and Chief Executive Officer
-----------------
Dimon R. McFerson                                 and Director

DAVID O. MILLER                        Chairman of the Board and Director
---------------
David O. Miller

YVONNE L. MONTGOMERY                                Director
--------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                            Executive Vice President-
----------------
Robert A. Oakley                             Chief Financial Officer

RALPH M. PAIGE                                      Director
--------------
Ralph M. Paige

JAMES F. PATTERSON                                  Director                      By/s/JOSEPH P. RATH
------------------                                                              -----------------------
James F. Patterson                                                                  Joseph P. Rath

ARDEN L. SHISLER                                    Director                        Attorney-in-Fact
----------------
Arden L. Shisler

ROBERT L. STEWART                                   Director
-----------------
Robert L. Stewart

NANCY C. THOMAS                                     Director
---------------
Nancy C. Thomas
